UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05782
PNC Funds, Inc.

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
Jennifer E. Spratley
Two Hopkins Plaza
Baltimore, MD 21201

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-551-2145
Date of fiscal year end: May 31
Date of reporting period: August 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2008 (Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 5.3%
Fannie Mae — 0.6%
Notes, 5.13%, 7/13/09(a)	$4,500	$4,577,047

Federal Home Loan Bank — 2.4%
Floating Rate Notes, 2.61%, 5/20/09(b)	10,000	9,999,771
Notes, 5.10%, 9/19/08(a)	7,000	7,001,330

		17,001,101

Freddie Mac — 2.3%
Notes,
2.80%, 6/16/09	8,000	8,000,000
3.15%, 7/28/09	8,500	8,500,000

		16,500,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $38,078,148)		38,078,148

CERTIFICATES OF DEPOSIT — 16.0%
CIBC, 2.84%, 10/7/08	18,000	18,000,000
Dexia Delaware LLC, 2.82%, 10/10/08	18,000	18,000,303
Royal Bank of Scotland PLC
2.75%, 10/15/08	8,000	8,000,065
2.75%, 10/22/08	14,000	14,000,000
Societe Generale, 2.82%, 12/5/08	12,000	12,000,000
Toronto Dominion Bank, 2.77%, 9/26/08	15,000	15,000,000
Wachovia Bank NA, 2.85%, 10/1/08	10,000	10,000,000
Wells Fargo & Co. 2.41%, 9/5/08	20,500	20,500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $115,500,368)		115,500,368

COMMERCIAL PAPER — 51.6%
Asset Backed Securities — 23.3%
Amsterdam Funding Corp, 2.38%, 10/8/08(c)	15,000	14,959,800
Barton Capital LLC, 2.47%, 9/16/08(c)	18,500	18,482,230
Cancara Asset Securitization LLC, 2.53%, 9/15/08(c)	14,000	13,987,209
DaimlerChrysler Revolving Auto Conduit LLC
2.85%, 9/3/08	8,150	8,149,355
2.90%, 9/2/08	9,850	9,850,000
Enterprise Funding LLC, 2.63%, 10/2/08(c)	8,000	7,982,467
Fountain Square Commercial Funding Corp.
3.00%, 9/3/08(c)	11,000	10,999,083
2.80%, 9/17/08(c)	5,500	5,493,583
Old Line Funding LLC, 2.65%, 10/14/08(c)	16,500	16,448,987
Palisades Citibank Omni Credit Card Master Trust, 2.88%, 10/6/08(c)	15,300	15,258,384
Park Avenue Receivables, 2.65%, 10/2/08(c)	15,000	14,966,875
Sheffield Receivables, 2.48%, 9/10/08(c)	15,500	15,491,458
Windmill Funding Corp., 2.50%, 9/22/08(c)	16,000	15,977,778

		168,047,209

Banking & Financial Services —14.4%
Bank of America Corp., 2.66%, 11/3/08	20,000	19,908,378
Citigroup Funding, Inc., 2.82%, 9/18/08	12,000	11,984,960
Greenwich Capital Holdings, 3.03%, 1/22/09	13,000	12,844,628
Merrill Lynch & Co.
2.50%, 9/8/08	8,500	8,496,458
2.87%, 9/29/08	8,500	8,481,704
Morgan Stanley, 2.58%, 10/6/08	6,500	6,484,162
Toyota Motor Credit Corp., 2.45%, 9/15/08	30,000	29,973,458
UBS Finance Delaware LLC, 2.54%, 9/19/08	6,000	5,992,817

		104,166,565

Diversified Financial Services — 3.4%
General Electric Capital Corp., 2.52%, 10/6/08	25,000	24,940,500

Foreign Banks — 10.5%
Bank of Scotland PLC, 2.64%, 9/10/08	9,000	8,994,720
BNP Paribas Finance, Inc., 2.42%, 9/12/08	18,000	17,987,900
CBA (Delaware) Finance, 2.57%, 10/8/08	10,000	9,974,300
Deutsche Bank Financial LLC, 2.54%, 10/14/08	10,000	9,970,367
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par (000)/
	Shares	Value
COMMERCIAL PAPER — Continued
Foreign Banks — Continued
Lloyds TSB Bank PLC, 2.55%, 10/22/08	$13,000	$12,953,958
Societe Generale, 2.82%, 11/13/08	16,000	15,909,760

		75,791,005

TOTAL COMMERCIAL PAPER (Cost $372,945,279)		372,945,279

CORPORATE BONDS —12.4%
Abbey National Treasury Service, 3.15%, 8/13/09(b)	10,000	10,000,000
Allstate Life Global Funding Trusts, 3.06%, 7/20/09(b)	10,000	10,000,000
American Honda Finance Corp., 3.01%, 9/18/08(b)	9,820	9,820,000
BP Capital Markets PLC, 2.92%, 7/10/09(b)	10,000	10,000,000
Citigroup, Inc., 3.63%, 2/9/09	15,534	15,534,000
General Electric Capital Corp, 2.83%, 1/5/09(b)	9,100	9,097,637
Morgan Stanley, 3.88%, 1/15/09	10,000	10,013,389
UBS AG, 2.46%, 3/16/09(b) (d)	10,000	10,000,000
Wachovia Bank NA, 2.76%, 10/3/08(a) (b)	5,000	4,998,488

TOTAL CORPORATE BONDS (Cost $89,463,514)		89,463,514

REPURCHASE AGREEMENTS — 6.3%
Bank of America (Agreement dated 8/29/08 to be repurchased at $12,660,501 collateralized by $12,845,000 (Value $12,921,348) U.S. Government Agency Obligation, Interest rate 3.63%, due 7/23/10) 2.08%, 9/2/08	12,658	12,657,576
JPMorgan Securities (Agreement dated 8/29/08 to be repurchased at $11,002,506 collateralized by $10,831,000 (Value $11,240,340) U.S. Government Agency Obligations, Interest rates from 4.88%-6.25%, due 2/17/09-5/15/29) 2.05%, 9/2/08	11,000	11,000,000
Merrill Lynch Securities (Agreement dated 8/29/08 to be repurchased at $11,002,530 collateralized by$11,277,000 (Value $11,220,615) U.S. Government Agency Obligation, Interest rate 0%, due 10/31/08) 2.07%, 9/2/08	11,000	11,000,000
Wachovia Securities (Agreement dated 8/29/08 to be repurchased at $11,002,530 collateralized by $10,140,000 (Value $11,313,934) U.S. Government Agency Obligation, Interest rate 6.01%, due 7/28/28) 2.07%, 9/2/08	11,000	11,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,657,576)		45,657,576

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN(e) — 1.9%
Investment in securities lending short term investment portfolio		13,964,558

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $13,964,558)		13,964,558

MONEY MARKET FUNDS — 8.5%
Goldman Sachs Financial Square Prime Obligations Fund	203,270	203,270
JPMorgan Prime Money Market Fund	28,500,086	28,500,086
Morgan Stanley Institutional Liquidity Prime Fund	32,734,203	32,734,203

TOTAL MONEY MARKET FUNDS (Cost $61,437,559)		61,437,559

TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost $737,047,002)(f)		737,047,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(14,605,880)

NET ASSETS — 100.0%		$722,441,122

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Directors, has deemed this security to be liquid.

(d)	Illiquid restricted security. This security represents 1.4% of net assets as of August 31, 2008.

(e)	See Note 1I in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets — Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$61,437,559
Level 2 – Other Significant Observable Inputs	675,609,443
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$737,047,002

Liabilities — Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	13,964,558
Level 3 – Significant Unobservable Inputs	—

Total Liabilities — Securities Lending Collateral	$13,964,558

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 73.3%
Fannie Mae — 22.4%
Discount Notes(a)
2.21%, 9/2/08	$5,000	$5,000,000
2.20%, 9/3/08	6,700	6,699,591
2.14%, 9/5/08	5,000	4,999,112
2.17%, 9/10/08	5,292	5,289,448
2.15%, 9/15/08	5,000	4,996,118
2.06%, 9/17/08	6,000	5,994,850
2.19%, 9/23/08	4,000	3,994,913
2.26%, 9/23/08	1,400	1,398,162
2.26%, 9/24/08	5,000	4,993,094
2.31%, 10/1/08	5,000	4,990,736
2.39%, 10/1/08	5,000	4,990,414
2.41%, 10/6/08	5,000	4,988,667
2.31%, 10/8/08	2,000	1,995,400
2.33%, 10/15/08	7,350	7,329,632
2.38%, 10/21/08	5,000	4,983,871
2.13%, 11/28/08	5,000	4,974,649
Notes
4.00%, 9/2/08(b)	2,063	2,063,000
3.38%, 12/15/08	4,100	4,115,359
5.25%, 1/15/09	5,000	5,046,346
5.13%, 7/13/09	2,000	2,034,243

		90,877,605

Federal Farm Credit Bank — 4.8%
Notes(c)
2.34%, 4/23/09	5,000	5,000,000
2.37%, 10/14/09	10,000	9,999,724
2.64%, 6/25/10	4,500	4,500,000

		19,499,724

Federal Home Loan Bank — 23.4%
Discount Notes(a)
2.26%, 9/5/08	1,500	1,499,719
2.28%, 9/5/08(b)	6,597	6,595,752
2.29%, 9/12/08	1,000	999,367
2.25%, 9/19/08	2,000	1,997,875
2.26%, 9/26/08	3,000	2,995,500
2.35%, 10/3/08	5,000	4,989,925
Notes
5.10%, 9/19/08	4,500	4,500,832
2.58%, 10/29/08	6,500	6,500,176
2.25%, 1/7/09	5,000	5,000,000
2.25%, 2/13/09	7,000	6,986,730
2.83%, 3/3/09(b)	5,000	5,000,000
2.40%, 4/1/09	3,000	3,000,000
2.32%, 4/28/09	2,500	2,491,766
2.60%, 4/30/09	3,000	3,000,000
2.61%, 5/18/09	3,500	3,498,725
2.61%, 5/20/09	10,000	9,999,771
2.61%, 5/27/09	10,000	10,000,000
2.61%, 6/4/09(c)	6,500	6,500,000
2.40%, 8/21/09(c)	5,000	5,000,000
2.40%, 9/14/09(c)	4,000	4,000,000

		94,556,138

Freddie Mac — 22.7%
Discount Notes(a)
2.38%, 9/3/08	2,000	1,999,868
2.17%, 9/4/08	5,000	4,999,389
2.26%, 9/8/08	5,000	4,998,125
2.20%, 9/10/08	1,030	1,029,496
2.20%, 9/16/08	2,000	1,998,289
2.12%, 9/17/08	2,550	2,547,769
2.30%, 9/17/08	1,275	1,273,778
2.14%, 9/22/08	8,000	7,990,578
2.36%, 9/22/08	3,040	3,036,031
2.26%, 9/29/08	7,000	6,988,135
2.37%, 10/8/08	6,500	6,484,660
2.35%, 10/10/08	3,000	2,992,590
2.49%, 11/17/08	5,000	4,973,928
2.70%, 12/29/08	5,000	4,956,078
Notes
5.00%, 9/16/08	3,750	3,753,301
4.75%, 3/5/09(b)	5,000	5,062,898
2.40%, 4/2/09	5,000	5,000,000
2.80%, 6/16/09	5,000	5,000,000
2.44%, 9/18/09(c)	5,000	5,004,935
2.41%, 10/8/09(c)	7,000	7,006,641
2.36%, 12/7/09(c)	5,000	5,003,284

		92,099,773

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $297,033,240)		297,033,240

REPURCHASE AGREEMENTS — 18.1%
Bank of America Securities, LLC. (Agreement dated 8/29/08 to be repurchased at $19,374,844 collateralized by $19,610,000 (Value $19,797,001) U.S. Government Agency Obligation, Interest rate 3.05%, due 4/28/10) 2.08%, 9/2/08	19,370	19,370,367
JP Morgan Securities (Agreement dated 8/29/08 to be repurchased at $18,004,100 collateralized by $18,084,000 (Value $18,636,281) U.S. Government Agency Obligation, Interest rate 6.26%, due 6/1/37) 2.05%, 9/2/08	18,000	18,000,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Par (000)/
	Shares	Value
REPURCHASE AGREEMENTS — Continued
Merrill Lynch Securities (Agreement dated 8/29/08 to be repurchased at $18,004,140 collateralized by $18,453,000 (value $18,360,735) U.S. Government Agency Obligation, Interest rate 0.00%, due 10/31/08) 2.07%, 9/2/08	$18,000	$18,000,000
Wachovia Securities (Agreement dated 8/29/08 to be repurchased at $18,004,140 collateralized by $14,312,000 (Value $18,484,640) U.S. Government Agency Obligation, Interest rate 7.125%, due 1/15/30) 2.07%, 9/2/08	18,000	18,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $73,370,367)		73,370,367

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN(d) — 11.3%
Investment in securities lending short term investment portfolio		45,834,840

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $45,834,840)		45,834,840

MONEY MARKET FUNDS — 8.6%
Goldman Sachs Financial Square Government Fund	16,843,331	16,843,331
JPMorgan U.S. Government Money Market Fund	16,128,188	16,128,188
Merrill Lynch Government Money Market Fund	2,077,660	2,077,660

TOTAL MONEY MARKET FUNDS (Cost $35,049,179)		35,049,179

TOTAL INVESTMENTS IN SECURITIES — 111.3% (Cost $451,287,626)(e)		451,287,626
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.3)%		(45,710,587)

NET ASSETS — 100.0%		$405,577,039

(a)	Rate disclosed represents the yield at the time of purchase.

(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(d)	See Note 1I in Notes to Schedules of Portfolio Investments.

(e)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets — Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$35,049,179
Level 2 – Other Significant Observable Inputs	416,238,447
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$451,287,626

Liabilities — Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	45,834,840
Level 3 – Significant Unobservable Inputs	—

Total Liabilities — Securities Lending Collateral	$45,834,840

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 100.6%
Alaska — 1.9%
Valdez Marine Terminal, RB, VRBD, BP Pipeline, Inc., Ser B, 2.60%, 9/2/08(a)	$5,400	$5,400,000

Arizona — 2.8%
City of Phoenix, Civic Improvement Corp. Wastewater System, TECP, INS: Dexia Credit Local, 1.60%, 1/7/09	3,000	3,000,000
Salt River Project Agricultural Import & Power District, TECP, 1.65%, 10/10/08	5,000	5,000,000

		8,000,000

Colorado — 1.0%
Metro Wastewater Reclamation District Colorado Sewer, RB, Ser B, INS: GO of District, 5.00%, 4/1/09	2,715	2,763,718

Connecticut — 0.9%
Connecticut State, GO, VRDB, Ser A, INS: Landesbank Hessen-Thuringen Girozentrale, 1.90%, 9/4/08(a)	2,500	2,500,000

Delaware — 0.9%
University of Delaware, RB, Ser B, INS: Bank of America, 2.55%, 9/2/08(a)	2,600	2,600,000

District of Columbia — 1.7%
Washington D.C. Convention Center Authority, RB, Prerefunded 10/1/08 @101, 5.25%, 10/1/09	1,000	1,011,324
Washington D.C. Metro Area Transit Authority, TECP, INS: Wachovia Bank, 1.80%, 9/5/08	4,000	4,000,000

		5,011,324

Florida — 1.4%
Jacksonville Electric Authority, TECP, INS: Dexia Credit Local, 1.60%, 11/7/08	4,000	4,000,000

Georgia — 2.8%
Macon-Bibb County Hospital Authority, RB, VRDB, Central Georgia Senior Health, Inc., INS: SunTrust Bank, Atlanta, 2.42%, 9/2/08(a)	3,000	3,000,000
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, TECP, INS: Dexia Credit Local, 1.68%, 1/8/09	5,000	5,000,000

		8,000,000

Illinois — 3.6%
City of Chicago IL, Ser A, Prerefunded 1/01/09 @101, GO, INS: FGIC, 5.00%, 1/1/09	1,730	1,763,212
Cook County, Capital Improvements, Ser B, GO, VRDB, INS: Landesbank Hessen-Thurigen, 1.83%, 9/3/08(a)	2,600	2,600,000
Illinois Educational Facilities Authority, RB, VRDB, Art Institution of Chicago, INS/SPA: Bank of America Illinois, 1.87%, 9/3/08(a)	4,000	4,000,000
Illinois Finance Authority, Depaul University, TECP, INS: U.S. Bank, 1.50%, 9/10/08	2,000	2,000,000

		10,363,212

Iowa — 1.9%
Iowa Higher Education Loan Authority, RB, Anticipation Notes-Private Education, Ser E, LOC: U.S. Bank NA, INS: Transamerica Life Insurance, 3.00%, 5/20/09	5,500	5,534,516

Kansas — 0.3%
Kansas Development Finance Authority, RB, 4.00%, 10/1/08	1,000	1,001,326

Kentucky — 0.9%
Berea Educational Facilities, Berea College, Ser B, RB, VRDB, 2.55%, 9/2/08(a)	2,700	2,700,000

Louisiana — 1.0%
Louisiana Public Facilities Authority, Hospital Revenue, Franciscan, Ser D, RB, VRDB, LOC: JPMorgan Chase Bank, 2.30%, 9/2/08(a)	3,000	3,000,000

Maryland — 4.9%
Baltimore IDA, RB, VRDB, LOC: Bayerische Landesbank, 1.90%, 9/3/08(a)	5,055	5,055,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, TECP, 1.60%, 12/10/08	$5,500	$5,500,000
University Systems of Maryland, COP, VRDB, College Park Business School, INS: Bank of America, 1.89%, 9/4/08(a)	2,700	2,700,000
Worcester County, GO, 3.00%, 3/1/09	1,000	1,006,409

		14,261,409

Massachusetts — 6.9%
Massachusetts Health & Educational Facilities Authority, RB, VRDB, Partners Healthcare System, Inc., INS: Citibank N.A., 1.74%, 9/4/08(a)	6,055	6,055,000
Massachusetts State Central Artery, GO, VRDB, INS: State Street Bank & Trust Co., 2.55%, 9/2/08(a)	4,950	4,950,000
Massachusetts State, TECP, INS: BNP Paribas, 1.58%, 11/5/08	4,000	4,000,000
Massachusetts Water Resources Authority, RB, VRDB, Multi-Model, Ser C, LOC: Landesbank Hessen- Thuringen, 2.55%, 9/2/08(a)	2,000	2,000,000
Massachusetts Water Resources Authority, RB, VRDB, Multi-Model, Ser D, INS: Landesbank Baden- Wurttemberg, 2.60%, 9/2/08(a)	2,900	2,900,000

		19,905,000

Michigan — 4.0%
Michigan State Department of Treasury, Ser A, GO, LOC: Depfa Bank PLC, 4.00%, 9/30/08	6,000	6,004,792
University of Michigan, RB, VRDB, Ser A
2.55%, 9/2/08(a)	1,500	1,500,000
2.55%, 9/2/08(a)	4,200	4,200,000

		11,704,792

Minnesota — 2.7%
Richfield Independent School District No 280, GO, School Building, Ser A, 3.00%, 2/1/09	2,400	2,409,811
Rochester Health Care, TECP,
1.55%, 11/12/08	2,400	2,400,000
1.55%, 11/12/08	3,000	3,000,000

		7,809,811

Missouri — 4.2%
Missouri State Health & Educational Facilities Authority, RB, VRDB, Ranken Technical College, INS: Northern Trust Company, 2.45%, 9/2/08(a)	8,975	8,975,000
Missouri State Health & Educational Facilities Authority, RB, VRDB, Washington University Project, Ser A, INS: JPMorgan Chase Bank, 1.83%, 9/3/08(a)	3,340	3,340,000

		12,315,000

Montana — 0.9%
Montana Board of Investment, RB, Intercap Revolving Program, Mandatory Put on 03/02/09, 3.25%, 3/2/09(a)	2,650	2,650,000

Nevada — 7.7%
Clark County, Highway Sales & Excise Tax, TECP, INS: State Street and CAISTRS, 1.50%, 9/3/08	3,400	3,400,000
Las Vegas Valley Water District, TECP, INS: BNP/Lloyds, 1.70%, 10/6/08	3,000	3,000,000
Las Vegas Valley Water District, Water Improvement, Ser B, GO, VRDB, INS: Dexia Credit Local, 2.55%, 9/2/08(a)	5,900	5,900,000
Reno Sales Tax Revenue, Senior Lien, Reno Project, RB, VRBD, LOC: Bank of New York, 2.55%, 9/2/08(a)	5,000	5,000,000
Truckee Meadows Water Authority, TECP, INS: Lloyds TSB Bank, 1.65%, 12/12/08	5,000	5,000,000

		22,300,000

New Hampshire — 2.4%
New Hampshire Business Finance Authority, RB, VRDB, Foundation for Seacoast Health, INS: Bank of America, 1.90%, 9/4/08(a)	3,000	3,000,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
New Hampshire — Continued)
New Hampshire Health & Education Facilities Authority, RB, VRDB, Dartmouth College, INS: JPMorgan Chase Bank, 2.55%, 9/2/08(a)	$4,000	$4,000,000

		7,000,000

New Mexico — 0.3%
Bernalillo County, GO, 4.13%, 6/1/09	1,000	1,015,628

New York — 3.7%
Metropolitan Transportation Authority, RB, VRDB, Sub Ser G-2, LOC: BNP Paribas, 2.50%, 9/2/08(a)	3,600	3,600,000
New York City Transitional Finance Authority, RB, VRDB, Ser 3, Sub Ser 3-B, INS: Citigroup Global Markets, 2.35%, 9/2/08(a)	3,000	3,000,000
New York City, GO, VRDB, Sub Ser A-7, 2.35%, 9/2/08(a)	2,000	2,000,000
New York State Dormitory Authority, State Personal Income Tax, RB, Ser C, 5.00%, 3/15/09	2,000	2,029,621

		10,629,621

North Carolina — 3.0%
North Carolina State, GO, VRDB, Ser F, INS: Landesbank Baden- Wurttenberg, 1.75%, 9/3/08(a)	2,280	2,280,000
Raleigh Comb Enterprise System, RB, 5.00%, 3/1/09	1,000	1,016,770
University of North Carolina Chapel Hill, RB, Ser B, VRDB, 1.90%, 9/3/08(a)	4,100	4,100,000
Winston-Salem Community Treatment Facilities Partnership, COP, VRDB, INS: Dexia Credit Local, 1.82%, 9/4/08(a)	1,200	1,200,000

		8,596,770

Ohio — 4.6%
Cleveland Airport System, RB, VRDB, Ser D, LOC: U.S. Bank, 1.84%, 9/4/08(a)	4,000	4,000,000
Columbus City School District Bond Anticipation Notes, School Facilities Construction, GO, 3.75%, 12/11/08	3,000	3,008,574
Cuyahoga County Cleveland Clinic Foundation, RB, VRDB, Sub Ser B-1, INS: JPMorgan Chase & Co., 2.25%, 9/2/08(a)	2,700	2,700,000
Cuyahoga County Cleveland Clinic Foundation, RB, VRDB, Sub Ser B-3, INS: Bank of America, 2.25%, 9/2/08(a)	1,500	1,500,000
Ohio State Higher Education, Capital Facilities, Ser II-A, RB, 5.50%, 12/1/08	2,000	2,015,481

		13,224,055

Oregon — 1.9%
Oregon State Veterans Welfare, GO, VRDB, Ser 86, INS: Dexia Credit Local, 2.30%, 9/2/08(a)	1,500	1,500,000
Umatilla County Hospital Facility Authority, RB, VRDB, Catholic Health Initiatives, Ser B, INS: Bayerische Landesbank, 1.88%, 9/3/08(a)	3,900	3,900,000

		5,400,000

Pennsylvania — 6.4%
Delaware County IDA, Pollution Control, TECP, INS: Wachovia Bank, 1.70%, 10/14/08	3,700	3,700,000
Delaware County IDA, RB, VRDB, INS: General Electric Capital, 1.70%, 9/3/08(a)	5,100	5,100,000
Montgomery County, TECP, INS: Wachovia Bank, 1.60%, 11/6/08	3,000	3,000,000
Pennsylvania State, GO, 5.25%, 2/1/09	1,000	1,016,419
Philadelphia Authority For Industrial Development, RB, VRDB, Girard Estates Facilities Leasing, INS: Morgan Guaranty Trust, 1.77%, 9/4/08(a)	3,000	3,000,000
Philadelphia Regional Port Authority Lease, RB, 3.00%, 9/1/09	2,745	2,774,564

		18,590,983

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par (000)/
	Shares	Value
MUNICIPAL BONDS — Continued
South Carolina — 1.7%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Co. Project, 2.60%, 9/2/08(a)	$5,000	$5,000,000
Tennessee — 0.3%
Metropolitan Government Nashville & Davidson County, Ser A, GO, 5.00%, 10/15/08	1,000	1,003,607
Texas — 13.0%
Gulf Coast Waste Disposal Authority Texas Pollution Control, Amoco Oil, RB, VRDB, 2.50%, 9/2/08(a)	2,500	2,500,000
Harris County Health Facilities Development Corp. RB, VRDB, Methodist Hospital System, Ser A-1, 2.25%, 9/2/08(a)	4,500	4,500,000
Houston Higher Education Finance Corp. Rice University Project, RB, VRDB, Ser B, 2.30%, 9/2/08(a)	2,300	2,300,000
Red River Education Finance, RB, VRDB, Texas Christian University Project, 1.93%, 9/3/08(a)	4,600	4,600,000
San Antonio, Education Facilities Corp., RB, VRDB, Trinity University, INS: Bank of America, 2.35%, 9/2/08(a)	6,000	6,000,000
Southwest Higher Education Authority, RB, VRDB, Southern Methodist University, LOC: Landesbank Hessen-Thrgn, 2.65%, 9/2/08(a)	4,500	4,500,000
Texas Municipal Power Agency, RB, ETM, INS: MBIA, 6.10%, 9/1/08	1,000	1,000,000
Texas Water Development Board of RB, Sub-Lien A, INS: JPMorgan Chase Bank, 2.55%, 9/2/08(a)	7,200	7,200,000
University of Texas, TECP, 1.53%, 10/9/08	5,000	5,000,000

		37,600,000

Utah — 2.4%
Intermountain Power Agency, TECP, INS: Bank of Nova Scotia
1.50%, 9/12/08	3,000	3,000,000
1.60%, 9/12/08	4,000	4,000,000

		7,000,000

Vermont — 0.3%
Vermont Municipal Bond Bank, Ser 2, RB, 4.00%, 12/1/08	1,000	1,005,854
Virginia — 4.5%
Norfolk IDA, TECP, INS: Wachovia Bank, 1.60%, 9/11/08	3,000	3,000,000
Peninsula Ports Authority, TECP, INS: U.S. Bank, 1.65%, 11/14/08	4,005	4,005,000
Virginia Public Building Authority, Public Facilities, RB, VRDB, Ser D, INS: Dexia Credit Local, 1.85%, 9/4/08(a)	6,000	6,000,000

		13,005,000

Washington — 3.4%
King County, TECP, INS: Bayerische Landesbank, 1.65%, 12/4/08	5,000	5,000,000
Port of Seattle, TECP, INS: Bank of America
1.65%, 11/3/08	2,895	2,895,000
1.85%, 11/3/08	1,885	1,885,000

		9,780,000

Wisconsin — 0.3%
Pleasant Prairie Pollution Control, RB, VRDB, LOC: Wells Fargo Bank, 1.85%, 9/4/08(a)	1,000	1,000,000

TOTAL MUNICIPAL BONDS (Cost $291,671,626)		291,671,626

MONEY MARKET FUND — 0.1%
Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	325,005	325,005

TOTAL MONEY MARKET FUND (Cost $325,005)		325,005

TOTAL INVESTMENTS IN SECURITIES — 100.7% (Cost $291,996,631) (b)		291,996,631
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,120,578)

NET ASSETS — 100.0%		$289,876,053

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2008. The maturity date shown is the next scheduled demand date.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets — Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$325,005
Level 2 – Other Significant Observable Inputs	291,671,626
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$291,996,631

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GROWTH & INCOME FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 14.5%
Best Buy Co., Inc. (a)	52,989	$2,372,318
Coldwater Creek, Inc. (a) (b)	200,926	1,462,741
Comcast Corp., CL A (a)	56,344	1,193,366
DirecTV Group, Inc. (b)	24,430	689,170
Gildan Activewear, Inc. (b)	110,320	2,578,178
Home Depot, Inc.	85,327	2,314,068
Kohl’s Corp. (a) (b)	52,922	2,602,175
News Corp., CL A	176,379	2,497,527
Sonic Corp. (a) (b)	45,620	661,034
Starbucks Corp. (b)	123,330	1,919,015
Target Corp.	21,831	1,157,480

		19,447,072

Consumer Staples — 7.3%
Hansen Natural Corp. (a) (b)	40,740	1,119,535
PepsiCo, Inc.	19,389	1,327,759
Procter & Gamble Co.	37,836	2,639,818
Unilever PLC — SP ADR	49,475	1,326,919
Walgreen Co. (a)	91,994	3,351,341

		9,765,372

Energy — 10.2%
BP PLC — SP ADR (a)	38,795	2,235,756
ConocoPhillips	22,763	1,878,175
Exxon Mobil Corp.	47,035	3,763,270
Halliburton Co.	43,031	1,890,782
Nabors Industries Ltd. (b)	29,773	1,059,919
Tidewater, Inc. (a)	47,040	2,853,917

		13,681,819

Financial Services — 15.8%
American International Group, Inc. (a)	210,496	4,523,559
Capital One Financial Corp. (a)	104,145	4,596,960
Citigroup, Inc.	172,204	3,270,154
Fidelity National Financial, Inc., CL A	77,167	1,082,653
Franklin Resources, Inc.	15,093	1,577,219
Merrill Lynch & Co., Inc.	55,229	1,565,742
Morgan Stanley	42,640	1,740,991
Wachovia Corp. (a)	179,357	2,849,983

		21,207,261

Health Care — 13.6%
Amgen, Inc. (b)	16,572	1,041,550
Boston Scientific Corp. (b)	192,118	2,413,002
Cephalon, Inc. (a) (b)	21,013	1,610,016
Coventry Health Care, Inc. (b)	67,913	2,378,313
Genzyme Corp. (b)	26,458	2,071,661
Kinetic Concepts, Inc. (a) (b)	55,800	1,961,928
Novartis AG — SP ADR	32,925	1,831,947
Omnicare, Inc.	95,160	3,068,910
Pfizer, Inc.	96,007	1,834,694

		18,212,021

Industrials — 10.4%
Danaher Corp.	16,249	1,325,431
Dover Corp.	35,213	1,738,818
Eaton Corp.	11,900	870,842
FedEx Corp.	26,408	2,187,111
General Electric Co.	114,118	3,206,716
Goodrich Corp.	10,818	554,422
Masco Corp. (a)	62,454	1,190,373
Oshkosh Corp.	83,225	1,283,329
Rockwell Collins, Inc.	15,700	825,663
United Technologies Corp.	11,503	754,482

		13,937,187

Information Technology — 25.3%
Akamai Technologies, Inc. (a) (b)	50,560	1,157,824
Apple, Inc. (b)	4,475	758,647
Cisco Systems, Inc. (b)	164,246	3,950,116
Cognizant Technology Solutions Corp., CL A (a) (b)	43,950	1,288,614
eBay, Inc. (b)	54,575	1,360,555
EMC Corp. (a) (b)	190,238	2,906,837
Flextronics International, Ltd. (a) (b)	117,930	1,051,936
Intel Corp.	112,431	2,571,297
Jabil Circuit, Inc.	87,729	1,479,111
Maxim Integrated Products, Inc. (a)	197,544	4,059,529
Microchip Technology, Inc. (a)	23,479	751,563
Microsoft Corp.	166,906	4,554,865
Motorola, Inc.	63,760	600,619
Oracle Corp. (b)	56,812	1,245,887
QUALCOMM, Inc.	20,562	1,082,589
SanDisk Corp. (a) (b)	93,413	1,350,752
STMicroelectronics NV, NY Shares (a)	104,520	1,370,257
Symantec Corp. (b)	33,343	743,882
Texas Instruments, Inc.	47,298	1,159,274
Yahoo!, Inc. (b)	22,670	439,345

		33,883,499

Materials & Processing — 2.2%
Sonoco Products Co.	43,980	1,519,949
Valspar Corp.	59,410	1,405,641

		2,925,590

Telecommunications — 0.5%
Rogers Communications, Inc., CL B	19,340	699,721

TOTAL COMMON STOCKS (Cost $154,251,718)		133,759,542

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GROWTH & INCOME FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Shares	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN(c) — 28.6%
Investment in securities lending short term investment portfolio		$38,348,824

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $38,348,824)		38,348,824

MONEY MARKET FUND — 0.1%
PNC Government Money Market Fund (d)	73,483	73,483

TOTAL MONEY MARKET FUND (Cost $73,483)		73,483

TOTAL INVESTMENTS IN SECURITIES — 128.5% (Cost $192,674,025) (e)		172,181,849

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.5)%		(38,183,544)

NET ASSETS — 100.0%		$133,998,305

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	See Note 1I in Notes to Schedules of Portfolio Investments.

(d)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(e)	Aggregate cost for Federal income tax purposes is $192,674,025. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,376,835
Excess of tax cost over value	$(27,869,011)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets — Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$133,833,025
Level 2 – Other Significant Observable Inputs	36,600,806
Level 3 – Significant Unobservable Inputs	1,748,018

Total Assets — Investment in Securities	$172,181,849

Liabilities — Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	36,600,806
Level 3 – Significant Unobservable Inputs	1,748,018

Total Liabilities — Securities Lending Collateral	$38,348,824

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$1,845,108
Accrued discounts/premiums	11,515
Realized gain (loss)	1,796
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(110,401)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$1,748,018

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY INCOME FUND
Schedule of Portfolio Investments
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 13.9%
Brinker International, Inc.	12,053	$228,043
Circuit City Stores, Inc. (a)	234,292	421,726
Comcast Corp., CL A (a)	10,546	223,364
DISH Network Corp., CL A (b)	5,130	144,717
Home Depot, Inc.	35,548	964,062
Kohl’s Corp. (a) (b)	13,453	661,484
Lowe’s Companies, Inc.	13,867	341,683
News Corp., CL A	25,010	354,142
Tempur-Pedic International, Inc. (a)	33,500	378,885
Time Warner, Inc.	17,802	291,419

		4,009,525

Consumer Staples — 1.7%
Unilever PLC — SP ADR	3,671	98,456
Wal-Mart Stores, Inc.	1,460	86,242
Walgreen Co.	8,730	318,034

		502,732

Energy — 8.4%
BJ Services Company	2,218	59,553
BP PLC — SP ADR (a)	14,787	852,175
ConocoPhillips	1,968	162,380
Exxon Mobil Corp.	4,876	390,129
Nabors Industries Ltd. (b)	7,718	274,761
Patterson-UTI Energy, Inc.	1,926	54,737
Tidewater, Inc.	10,380	629,755

		2,423,490

Financial Services — 26.4%
American International Group, Inc.	60,564	1,301,520
Bank of America Corp.	42,678	1,328,993
Capital One Financial Corp. (a)	29,388	1,297,186
CBL & Associates Properties, Inc.	6,030	130,791
Citigroup, Inc.	61,072	1,159,757
Fidelity National Financial, Inc., CL A	21,613	303,230
HCC Insurance Holdings, Inc.	9,290	233,922
Merrill Lynch & Co., Inc.	15,380	436,023
Morgan Stanley	14,860	606,734
Wachovia Corp. (a)	50,227	798,107
Washington Mutual, Inc. (a)	9,134	36,993

		7,633,256

Health Care — 15.2%
Amgen, Inc. (b)	3,068	192,824
Boston Scientific Corp. (b)	32,614	409,632
Cephalon, Inc. (a) (b)	2,172	166,419
Coventry Health Care, Inc. (b)	13,697	479,669
Eli Lilly and Co.	2,713	126,561
Health Management Associates, Inc., CL A (b)	50,275	292,098
Kinetic Concepts, Inc. (a) (b)	14,030	493,295
Omnicare, Inc.	15,232	491,232
Pfizer, Inc.	65,112	1,244,290
UnitedHealth Group, Inc.	16,360	498,162

		4,394,182

Industrials — 10.8%
Alaska Air Group, Inc. (a) (b)	2,822	59,290
Avery Dennison Corp.	5,896	284,423
Dover Corp.	5,328	263,097
FedEx Corp.	1,703	141,042
General Electric Co.	36,913	1,037,255
Masco Corp. (a)	20,801	396,467
Oshkosh Corp.	35,200	542,784
Teleflex, Inc.	2,890	186,607
Tyco International Ltd.	4,591	196,862

		3,107,827

Information Technology — 19.1%
Cisco Systems, Inc. (b)	11,496	276,479
Comverse Technology, Inc. (b)	9,769	134,910
Dell, Inc. (b)	19,673	427,494
eBay, Inc. (b)	11,130	277,471
Flextronics International, Ltd. (b)	88,408	788,599
Intel Corp.	22,156	506,708
Jabil Circuit, Inc.	25,375	427,822
Maxim Integrated Products, Inc. (a)	46,663	958,925
Microsoft Corp.	23,870	651,412
Motorola, Inc.	30,179	284,286
SanDisk Corp. (a) (b)	20,178	291,774
STMicroelectronics NV, NY Shares	23,470	307,692
Symantec Corp. (b)	4,564	101,823
Texas Instruments, Inc.	3,739	91,643

		5,527,038

Materials & Processing — 1.3%
Sonoco Products Co.	5,350	184,896
Valspar Corp.	7,410	175,321

		360,217

Telecommunications — 2.6%
AT&T, Inc.	5,358	171,402
Sprint Nextel Corp.	13,748	119,882
Verizon Communications, Inc.	4,761	167,206
Vodafone Group PLC — SP ADR	11,951	305,348

		763,838

Utilities — 0.5%
PNM Resources, Inc.	11,072	130,539

TOTAL COMMON STOCKS (Cost $35,252,087)		28,852,644

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY INCOME FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Shares	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (c) — 20.9%
Investment in securities lending short term investment portfolio		$6,042,149

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $6,042,149)		6,042,149

MONEY MARKET FUND — 0.0%
PNC Government Money Market Fund (d)	16	16

TOTAL MONEY MARKET FUND (Cost $16)		16

TOTAL INVESTMENTS IN SECURITIES — 120.8% (Cost $41,294,252) (e)		34,894,809

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.8)%		(6,010,835)

NET ASSETS — 100.0%		$28,883,974

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	See Notes 1I in Notes to Schedules of Portfolio Investments.

(d)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(e)	Aggregate cost for Federal income tax purposes is $41,294,252. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,208,121
Excess of tax cost over value	$(7,607,564)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments ):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$28,852,660
Level 2 – Other Significant Observable Inputs	5,766,735
Level 3 – Significant Unobservable Inputs	275,414

Total Assets — Investments in Securities	$34,894,809

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	5,766,735
Level 3 – Significant Unobservable Inputs	275,414

Total Liabilities — Securities Lending Collateral	$6,042,149

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$290,711
Accrued discounts/premiums	1,814
Realized gain (loss)	283
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(17,394)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$275,414

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY GROWTH FUND
Schedule of Portfolio Investments
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
Consumer Discretionary — 15.6%
Best Buy Co., Inc. (a)	7,057	$315,942
Coldwater Creek, Inc. (a) (b)	25,397	184,890
Comcast Corp., CL A	8,545	180,983
Gildan Activewear, Inc. (b)	16,751	391,471
Kohl’s Corp. (b)	7,528	370,152
Lowe’s Companies, Inc.	14,941	368,146
News Corp., CL A	30,213	427,816
Starbucks Corp. (b)	15,961	248,353
Target Corp.	3,430	181,859

		2,669,612

Consumer Staples — 7.6%
Hansen Natural Corp. (a) (b)	9,079	249,491
PepsiCo, Inc.	4,564	312,543
Procter & Gamble Co.	4,776	333,222
Walgreen Co.	11,038	402,114

		1,297,370

Energy — 7.3%
Baker Hughes, Inc.	3,950	316,039
Diamond Offshore Drilling, Inc.	820	90,126
Halliburton Co.	3,618	158,975
Nabors Industries Ltd. (b)	1,948	69,349
Schlumberger Ltd.	3,330	313,753
Tidewater, Inc.	5,080	308,204

		1,256,446

Financial Services — 6.8%
American Express Co.	4,898	194,353
American International Group, Inc.	5,345	114,864
Charles Schwab Corp.	7,744	185,779
Franklin Resources, Inc.	2,179	227,706
Lazard Ltd., CL A	5,130	217,461
Morgan Stanley	5,700	232,731

		1,172,894

Health Care — 13.2%
athenahealth, Inc. (b)	4,230	136,417
Boston Scientific Corp. (b)	25,133	315,670
Cephalon, Inc. (a) (b)	1,807	138,452
Coventry Health Care, Inc. (b)	6,170	216,073
Genzyme Corp. (b)	4,067	318,446
Hologic, Inc. (a) (b)	6,462	137,124
Kinetic Concepts, Inc. (a) (b)	8,100	284,796
Novartis AG — SP ADR	4,102	228,235
Omnicare, Inc.	8,322	268,385
Pharmaceutical Product Development, Inc.	5,378	219,422

		2,263,020

Industrials — 10.6%
Danaher Corp.	3,702	301,972
Dover Corp.	5,511	272,133
FedEx Corp.	4,174	345,691
Precision Castparts Corp.	1,890	195,161
Rockwell Collins, Inc.	6,754	355,193
Roper Industries, Inc.	3,410	201,463
VistaPrint Ltd. (b)	4,520	150,245

		1,821,858

Information Technology — 33.5%
Accenture Ltd., CLA	3,098	128,133
Adobe Systems, Inc. (b)	3,631	155,516
Akamai Technologies, Inc. (a) (b)	11,564	264,816
Apple, Inc.(b)	995	168,682
Broadcom Corp., CLA (b)	6,737	162,092
Cisco Systems, Inc. (b)	24,531	589,970
Cognizant Technology Solutions Corp., CLA (b)	7,630	223,712
Comverse Technology, Inc. (b)	16,128	222,728
eBay, Inc. (b)	11,150	277,969
EMC Corp. (b)	22,527	344,212
Google, Inc. (b)	500	231,645
Intel Corp.	10,850	248,140
Jabil Circuit, Inc.	8,689	146,497
Maxim Integrated Products, Inc. (a)	18,017	370,249
Microchip Technology, Inc. (a)	5,730	183,417
Microsoft Corp.	36,712	1,001,870
Oracle Corp. (b)	10,690	234,432
QUALCOMM, Inc.	5,387	283,626
SanDisk Corp. (a) (b)	9,151	132,323
Texas Instruments, Inc.	9,511	233,115
Yahoo!, Inc.(a) (b)	6,791	131,610

		5,734,754

Materials & Processing — 2.1%
Allegheny Technologies, Inc.	3,300	161,700
Nalco Holding Co. (a)	8,800	201,256

		362,956

Telecommunications — 2.5%
American Tower Corp., CLA (b)	5,434	224,587
Rogers Communications, Inc., CLB	5,590	202,246

		426,833

TOTAL COMMON STOCKS (Cost $17,914,398)		17,005,743

MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund (c)	125,754	125,754

TOTAL MONEY MARKET FUND (Cost $125,754)		125,754

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY GROWTH FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008 (Unaudited)

Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (d) — 14.7%
Investment in securities lending short term investment portfolio	$2,521,750

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $2,521,750)	2,521,750

TOTAL INVESTMENTS IN SECURITIES — 114.6% (Cost $20,561,902) (e)	19,653,247

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.6)%	(2,510,157)

NET ASSETS — 100.0%	$17,143,090

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(d)	See Note 1I in Notes to Schedules of Portfolio Investments.

(e)	Aggregate cost for Federal income tax purposes is $20,561,902. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,106,147
Excess of tax cost over value	$(2,014,802)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$17,131,497
Level 2 – Other Significant Observable Inputs	2,406,803
Level 3 – Significant Unobservable Inputs	114,947

Total Assets — Investments in Securities	$19,653,247

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	2,406,803
Level 3 – Significant Unobservable Inputs	114,947

Total Liabilities — Securities Lending Collateral	$2,521,750

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$121,331
Accrued discounts/premiums	757
Realized gain (loss)	118
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(7,259)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$114,947

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%
Autos & Transportation — 4.7%
Alexander & Baldwin, Inc. (a)	15,900	$711,207
Celadon Group, Inc. (b)	44,200	568,854
Kirby Corp. (b)	9,500	435,005
LKQ Corp. (b)	34,900	653,677
Old Dominion Freight Line, Inc. (a) (b)	32,400	1,077,948
Penske Automotive Group, Inc.	17,300	229,225
Saia, Inc. (b)	12,700	244,856
Wabtec (a)	5,400	318,978

		4,239,750

Building & Construction — 0.5%
Dycom Industries, Inc. (b)	28,800	461,664

Chemicals Specialty — 0.6%
Cytec Industries, Inc.	10,300	523,240

Consumer Discretionary — 14.9%
A.H. Belo Corp.	39,200	287,336
Advance Auto Parts, Inc.	10,100	434,704
Aeropostale, Inc. (a) (b)	13,800	481,068
American Greetings Corp., CL A (a)	19,100	307,128
BJ’S Restaurant, Inc. (a) (b)	18,100	210,684
Brinks Co.	12,900	900,162
Cardtronics, Inc. (b)	57,800	451,996
Cato Corp.	28,550	502,766
CEC Entertainment, Inc. (a) (b)	13,500	462,510
Chipotle Mexican Grill, CL A (a) (b)	1,400	97,048
Dick’s Sporting Goods, Inc. (b)	5,200	119,028
Dollar Tree Stores, Inc. (a) (b)	20,300	778,708
Genesco, Inc. (b)	9,100	333,151
J. Crew Group, Inc. (a) (b)	8,500	224,485
Jack in the Box, Inc. (b)	14,200	336,966
Lululemon Athletica, Inc. (a) (b)	27,900	540,423
Meredith Corp. (a)	6,800	192,984
PetSmart, Inc.	17,600	474,672
RHI Entertainment, Inc. (b)	25,700	372,650
Ross Stores, Inc.	17,000	683,570
Service Corp. International	63,000	643,230
Stage Stores, Inc. (a)	21,675	345,066
The Gymboree Corp. (b)	12,300	482,775
The Men’s Wearhouse, Inc. (a)	15,800	346,020
Titan Machinery, Inc. (a) (b)	22,300	580,246
Tractor Supply Co. (b)	5,700	242,934
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	22,900	249,152
Under Armour, Inc., CL A (a) (b)	13,900	468,569
United Stationers, Inc. (a) (b)	12,500	619,750
Warnaco Group, Inc. (a) (b)	6,200	319,734
Wolverine World Wide	15,100	397,583
Zale Corp. (a) (b)	24,700	674,557

		13,561,655

Consumer Staples — 0.5%
Del Monte Foods Co.	55,700	474,564
Energy — 8.3%
Arch Coal, Inc.	6,700	363,408
Cal Dive International, Inc. (a) (b)	51,300	592,515
Carbo Ceramics, Inc. (a)	15,000	901,500
Goodrich Petroleum Corp. (a) (b)	13,000	661,050
Grey Wolf, Inc. (a) (b)	56,900	495,599
Hercules Offshore, Inc. (a) (b)	14,716	324,782
ION Geophysical Corp. (a) (b)	49,500	797,940
Newfield Exploration Co. (b)	15,100	682,822
T-3 Energy Services, Inc. (b)	12,900	720,207
Whiting Petroleum Corp. (b)	13,800	1,328,112
Willbros Group, Inc. (b)	14,800	612,868

		7,480,803

Financial Services — 14.2%
Amerisafe, Inc. (b)	25,300	467,797
Ashford Hospitality Trust (a)	42,100	191,134
Bank of Hawaii Corp. (a)	16,100	851,368
Boston Private Financial (a)	31,600	282,504
Brandywine Realty Trust (a)	28,722	499,763
Colonial Bancgroup, Inc. (a)	46,700	295,144
Community Bank System, Inc.	6,700	151,420
CVB Financial Corp. (a)	15,400	165,550
East West Bancorp, Inc. (a)	28,900	360,383
Education Realty Trust, Inc.	22,900	250,984
First Midwest Bancgroup, Inc. (a)	19,300	431,934
Hancock Holding Co. (a)	13,100	642,555
Harleysville Group	16,300	591,201
Highwoods Properties, Inc. (a)	16,000	580,320
Independent Bank Corp.	11,500	318,090
Infinity Property & Casualty Corp. (a)	12,900	599,850
NBT Bancorp, Inc. (a)	16,000	401,440
Platinum Underwriters	23,600	853,140
Protective Life Corp.	14,200	515,318
Provident Bankshares (a)	25,600	198,144
S&T Bancorp, Inc.	5,500	184,580
Selective Insurance Group (a)	37,000	893,180
Signature Bank (a) (b)	13,500	399,195
Stancorp Financial Group	9,900	485,199
Sterling Bancshares, Inc.	50,100	492,984
Sterling Financial	31,116	317,072
Washington Real Estate Investment Trust (a)	21,000	742,350
WesBanco, Inc.	5,000	123,900
WR Berkley Corp.	26,100	614,916

		12,901,415

Health Care — 17.1%
Amag Pharmaceuticals, Inc. (a) (b)	3,100	119,939
Abraxis BioScience, Inc. (b)	15,000	1,102,500
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Continued
August 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Health Care — Continued
Acadia Pharmaceuticals, Inc. (a) (b)	74,400	$189,720
Akorn, Inc. (a) (b)	22,400	108,640
Align Technology, Inc. (a) (b)	40,100	522,904
AMN Healthcare Services, Inc. (b)	30,600	581,400
Bio-Rad Laboratories, Inc. (b)	1,200	129,120
Caraco Pharmaceutical Laboratories, Ltd. (b)	10,200	164,220
Cardiome Pharma Corp. (a) (b)	28,100	246,999
Celera Corp. (b)	42,200	590,800
Conceptus, Inc. (a) (b)	6,000	101,400
Cougar Biotechnology, Inc. (a) (b) (c)	19,000	654,360
Emergency Medical Services Corp. (a) (b)	30,700	1,021,696
Healthcare Services Group (a)	38,600	751,928
Medarex, Inc. (a) (b)	100,400	740,952
Omrix Biopharmaceuticals, Inc. (a) (b)	12,000	276,000
OSI Pharmaceuticals, Inc. (a) (b)	29,700	1,499,850
Par Pharmaceutical Cos., Inc. (b)	20,100	286,224
PDL BioPharma, Inc.	1,300	15,691
Regeneron Pharmaceuticals, Inc. (b)	16,700	362,724
Sepracor, Inc. (a) (b)	52,300	962,320
Steris Corp.	28,300	1,040,591
Syneron Medical, Ltd. (b)	13,100	216,281
United Therapeutics Corp. (b)	18,800	1,995,244
Universal Health Services, Inc.	10,700	661,046
Wright Medical Group, Inc. (b)	26,900	828,251
ZymoGenetics, Inc. (a) (b)	43,000	358,620

		15,529,420

Industrials — 1.5%
Gardner Denver, Inc. (b)	12,300	555,222
Regal-Beloit Corp.	7,000	328,650
Titan International, Inc. (a)	17,800	475,972

		1,359,844

Information Technology — 21.0%
Aecom Technology Corp. (b)	22,900	731,884
ANSYS, Inc. (b)	12,262	543,820
Ariba, Inc. (b)	64,900	955,977
Art Technology Group, Inc. (b)	198,500	813,850
Atheros Communications (a) (b)	33,800	1,102,218
Brocade Communications Systems, Inc. (b)	33,400	247,828
Cavium Networks, Inc. (a) (b)	39,800	680,182
Checkpoint Systems, Inc. (b)	18,000	383,220
Cirrus Logic, Inc. (b)	68,000	422,280
Compuware Corp. (b)	79,700	910,971
Concur Technologies, Inc. (a) (b)	11,300	496,635
Data Domain, Inc. (a) (b)	50,400	1,154,160
F5 Networks, Inc. (b)	11,600	395,676
FMC Corp.	12,800	941,312
Informatica Corp. (a) (b)	29,900	504,413
Microsemi Corp. (a) (b)	39,400	1,083,500
Omniture, Inc. (a) (b)	50,500	899,910
Parametric Technology Corp. (b)	41,200	827,296
Polycom, Inc. (a) (b)	20,200	566,408
Premiere Global Services, Inc. (b)	28,250	427,140
QAD, Inc.	23,300	153,314
Riverbed Technology, Inc. (a) (b)	40,200	683,802
Sybase, Inc. (b)	22,700	781,107
Syniverse Holdings, Inc. (b)	28,700	476,133
Synopsys, Inc. (b)	27,700	596,381
Taleo Corp., CL A (a) (b)	30,800	745,668
Tech Data Corp. (b)	15,600	532,584
TriQuint Semiconductor, Inc. (b)	80,700	507,603
Vishay Intertechnology, Inc. (a) (b)	52,800	469,392

		19,034,664

Machinery — 0.7%
Middleby Corp. (a) (b)	12,300	656,328

Materials & Processing — 9.9%
Albemarle Corp. (a)	17,800	707,372
Ceradyne, Inc. (a) (b)	11,300	509,178
Crown Holdings, Inc. (b)	26,800	743,432
Dynamic Materials Corp. (a)	24,300	747,711
Harsco Corp.	10,500	552,720
Haynes International, Inc. (a) (b)	12,200	713,212
Hercules, Inc.	18,300	394,365
Hexcel Corp. (a) (b)	41,300	858,214
Insteel Industries, Inc.	20,100	343,710
Kaiser Aluminum Corp.	7,000	378,420
M.D.C. Holdings, Inc.	13,600	563,720
Texas Industries (a)	7,700	405,559
The Timken Co.	14,000	452,480
Valspar Corp.	19,400	459,004
Walter Industries, Inc.	12,000	1,125,600

		8,954,697

Producer Durables — 2.8%
Actuant Corp., CL A (a)	23,800	750,890
Entegris, Inc. (a) (b)	46,800	288,288
Lincoln Electric Holdings, Inc.	8,600	694,622
Tetra Tech, Inc. (a) (b)	28,400	811,672

		2,545,472

Restaurants — 0.5%
Texas Roadhouse, Inc. (a) (b)	48,400	434,632

Utilities — 1.8%
Black Hills Corp.	8,600	290,766
El Paso Electric Co. (a) (b)	24,000	510,960
Otter Tail Corp.	7,600	301,796
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008 (Unaudited)

	Shares/
	Par
	(000)	Value
COMMON STOCKS — Continued
Utilities — Continued
Southwest Gas Corp.	17,700	$537,195

		1,640,717

Veterinary Diagnostics — 0.3%
Animal Health International, Inc. (a) (b)	38,600	287,955

TOTAL COMMON STOCKS (Cost $77,990,218)		90,086,820

SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (d) —38.9%
Investment in securities lending short term investment portfolio		35,317,310

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $35,317,310)		35,317,310

U.S. GOVERNMENT AGENCY SECURITY — 0.9%
Federal Home Loan Bank — 0.9%
Discount Note, 1.95%, 9/2/08 (e)	$855	855,000

TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $855,000)		855,000

TOTAL INVESTMENTS IN SECURITIES — 139.1% (Cost $114,162,528) (f)		126,259,130

LIABILITIES IN EXCESS OF OTHER ASSETS — (39.1)%		(35,487,216)

NET ASSETS — 100.0%		$90,771,914

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	Illiquid restricted security. This security represents 0.72% of net assets as of August 31, 2008.

(d)	See Note 1I in Notes to Schedules of Portfolio Investments.

(e)	Rate disclosed represents the effective yield at August 31, 2008.

(f)	Aggregate cost for Federal income tax purposes is $114,162,528. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$20,413,677
Excess of tax cost over value	$(8,317,075)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$90,086,820
Level 2 – Other Significant Observable Inputs	34,562,475
Level 3 – Significant Unobservable Inputs	1,609,835

Total Assets — Investments in Securities	$126,259,130

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	33,707,475
Level 3 – Significant Unobservable Inputs	1,609,835

Total Liabilities — Securities Lending Collateral	$35,317,310

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$1,699,250
Accrued discounts/premiums	10,604
Realized gain (loss)	1,654
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(101,673)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$1,609,835

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — 93.6%
Australia — 3.2%
Amp Ltd. (a)	474,074	$2,807,346
BHP Billiton Ltd. (a)	28,809	1,015,298
Foster’s Group Ltd. (a)	577,129	2,761,483
Newcrest Mining Ltd. (a)	16,188	382,811
Orica Ltd. (a)	44,801	951,272
OZ Minerals Ltd. (a)	591,443	880,174
Rio Tinto Ltd. (a) (b)	12,675	1,368,823
Santos Ltd. (a)	194,952	3,356,811

		13,524,018

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG (a) (b)	7,670	461,416
Flughafen Wien AG (a)	6,788	550,874
Immoeast AG (a) (c)	43,937	282,359
OMV AG (a)	21,880	1,401,168
Raiffeisen International Bank-Holding AG (a) (b)	9,135	1,005,679
Telekom Austria AG (a)	109,182	2,360,024
Vienna Insurance Group (a)	6,957	434,978
Wienerberger AG (a) (b)	2,170	57,532

		6,554,030

Belgium — 1.6%
Delhaize Group (a)	23,695	1,526,467
Fortis (a)	99,375	1,379,997
Groupe Bruxelles Lambert S.A. (a)	688	71,617
InBev NV (a)	2,236	155,338
KBC Ancora (a)	7,747	563,173
KBC Groep NV (a)	31,713	3,028,791

		6,725,383

Bermuda — 0.1%
Central European Media Enterprises Ltd. (c)	4,249	331,040
Canada — 1.8%
Barrick Gold Corp.	6,529	227,205
Cameco Corp.	4,498	135,304
Canadian Natural Resources Ltd.	1,177	100,474
Eldorado Gold Corp. (c)	25,130	199,752
Encana Corp.	40,636	3,054,397
Ivanhoe Mines Ltd. (c)	86,379	972,150
OPTI Canada, Inc. (c)	7,720	139,960
Petro-Canada	7,520	312,613
Potash Corp. of Saskatchewan, Inc.	2,363	411,177
Research In Motion Ltd. (c)	4,525	550,240
Suncor Energy, Inc.	16,954	970,807
Talisman Energy, Inc.	9,461	167,247
UTS Energy Corp. (c)	27,888	107,686

		7,349,012

Cayman Islands — 0.0%
Melco PBL Entertainment Macau Ltd. ADR (c)	22,615	149,259

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	3,694	141,554

China — 0.1%
Beijing Capital International Airport Co., Ltd. (a)	570,434	448,779

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd. (a)	14,312	177,495

Czech Republic — 0.9%
Komercni Banka A/S (a)	17,068	3,787,063

Denmark — 0.5%
ALK-Abello A/S (a)	733	90,572
Carlsberg A/S (a)	11,354	1,007,110
FLSmidth & Co. A/S (a)	806	64,366
Novo Nordisk A/S, Class B (a)	12,745	708,565
Vestas Wind Systems A/S (a) (c)	1,518	206,113

		2,076,726

Finland — 1.3%
Fortum Oyj (a)	20,315	833,662
Kemira Oyj (a) (b)	2,507	31,431
Kesko Oyj (a) (b)	2,482	76,488
Metso Oyj (a)	753	29,387
Nokia Oyj (a)	154,672	3,891,497
Orion Oyj (a)	6,556	123,564
Outotec Oyj (a)	2,758	125,495
Pohjola Bank PLC (a)	4,512	73,040
Ramirent Oyj (a)	11,271	78,254
YIT Oyj (a)	16,849	262,324

		5,525,142

France — 7.9%
Accor SA (a)	1,372	90,758
Aeroports de Paris (a)	8,238	717,162
Air Liquide (a)	6,972	848,028
Alstom SA (a)	701	71,365
BNP Paribas (a)	16,664	1,503,856
Bouygues (a)	4,792	288,901
Cie de Saint-Gobain (a)	2,722	166,596
EDF Energies Nouvelles SA (a)	460	30,244
Electricite de France (a) (b)	74,272	6,347,927
Eurazeo (a) (b)	1,728	170,242
France Telecom SA (a)	69,535	2,052,672
GDF Suez (a)	14,208	819,033
JC Decaux SA (a) (b)	4,236	93,755
Lafarge SA (a)	3,805	458,711
Legrand SA (a)	148,078	3,788,178
LVMH Moet Hennessy Louis Vuitton SA (a)	13,809	1,468,433
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
France — Continued)
Pernod-Ricard SA (a)	8,127	$760,311
PPR (a)	4,900	570,609
Remy Cointreau SA (a)	1,870	98,652
Sanofi-Aventis SA (a)	10,101	717,109
Societe Generale (a)	1,589	154,189
Suez Environment SA (c)	5,503	158,073
Suez SA (a)	14	769
Technip SA (a)	1,419	116,525
Total SA (a)	101,429	7,291,981
Vallourec (a)	13,441	3,748,109
Vinci SA (a)	7,781	442,068
Vivendi (a)	3,171	122,637

		33,096,893

Germany — 5.1%
Adidas AG (a)	1,300	76,337
Bayer AG (a)	44,147	3,497,749
Commerzbank AG (a)	12,755	375,548
Continental AG (a)	16,094	1,747,825
Daimler AG (a)	9,420	550,576
Deutsche Boerse AG (a)	2,185	207,292
Deutsche Post AG (a)	7,873	184,184
Deutsche Postbank AG (a)	2,005	131,032
E.ON AG (a)	103,942	6,073,224
Fraport AG Frankfurt Airport Services Worldwide (a)	26,439	1,702,433
Fresenius Medical Care AG & Co. KGaA (a)	15,629	839,803
Fresenius SE (a)	10,408	873,813
Hamburger Hafen Und Logistik AG (a)	2,179	136,432
Henkel AG & Co KGaA (a)	4,752	166,174
MAN AG (a)	284	27,844
Merck KGaA (a)	1,456	166,949
Praktiker Bau- und Heimwerkermaerkte AG (a)	3,004	44,952
Rhoen Klinikum AG (a)	15,593	522,807
RWE AG (a) (b)	29,205	3,150,086
Siemens AG (a)	6,900	750,662

		21,225,722

Greece — 0.8%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi (a)	104,264	259,853
Hellenic Telecom Organization SA (a)	13,344	284,450
OPAP SA (a)	82,650	2,901,674

		3,445,977

Hong Kong — 0.2%
China Merchants Holdings International Co., Ltd. (a)	79,502	293,843
Galaxy Entertainment Group Ltd. (a) (c)	219,198	84,954
GOME Electrical Appliances Holdings Ltd. (a)	581,630	238,665
Melco International Development Ltd. (a)	123,521	73,179
Shun Tak Holdings Ltd. (a)	426,292	249,511

		940,152

Hungary — 1.5%
Magyar Telekom Telecommunications PLC (a)	221,633	1,136,655
OTP Bank Nyrt (a) (c)	107,949	4,827,707
Richter Gedeon Nyrt (a)	882	174,387

		6,138,749

India — 0.5%
ICICI Bank Ltd., ADR	10,438	323,787
State Bank of India Ltd. (a) (c)	12,711	459,935
State Bank of India Ltd., GDR	18,202	1,163,213

		1,946,935

Indonesia — 0.0%
Semen Gresik Persero Tbk PT (a)	281,060	123,989

Ireland — 2.6%
CRH PLC (a)	6,677	175,253
CRH PLC (a)	124,202	3,258,884
Dragon Oil PLC (a) (c)	84,184	482,776
iShares DJ Euro STOXX 50 (a)	140,364	6,921,254

		10,838,167

Italy — 2.6%
Banca Popolare di Milano Scarl (a)	31,883	319,201
Banca Popolare di Sondrio Scarl (a)	1,927	22,307
Buzzi Unicem SPA (a)	17,875	354,193
Credito Emiliano SPA (a)	31,100	292,969
ENI SPA (a)	146,716	4,777,133
Geox SPA (a)	5,502	67,171
Intesa Sanpaolo SPA (a)	107,161	518,478
Intesa Sanpaolo SPA (a)	91,187	490,015
Italcementi SPA (a) (b)	5,679	79,654
Mediobanca SPA (a)	25,394	361,476
Telecom Italia SPA (a)	44,008	71,287
UniCredit SPA (a)	640,912	3,470,180
Unione di Banche Italiane SCPA (a)	4,990	111,955

		10,936,019

Japan — 18.6%
Acom Co., Ltd. (a)	3,210	88,942
Aisin Seiki Co., Ltd. (a)	2,301	60,271
Asatsu-DK, Inc. (a) (b)	37,900	985,610
Astellas Pharma, Inc. (a)	63,600	2,864,427
Bank of Kyoto Ltd. (The) (a)	6,000	62,555
Bank of Yokohama Ltd. (The) (a)	23,997	128,282
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Japan — Continued
Canon, Inc. (a)	55,675	$2,491,246
Central Japan Railway Co. (a)	37	385,719
Chiba Bank, Ltd. (The) (a)	285,000	1,558,979
DAIKIN Industries, Ltd. (a)	1,813	61,362
Daiwa Securities Group, Inc. (a)	7,405	56,948
Denso Corp. (a)	5,152	133,193
East Japan Railway Co. (a)	56	445,545
Eisai Co., Ltd. (a)	2,765	110,033
Fanuc Ltd. (a)	2,209	163,971
Fuji Television Network, Inc. (a)	23	33,016
Fukuoka Financial Group, Inc. (a)	358,000	1,252,760
Gunma Bank Ltd. (The) (a)	8,000	45,115
Honda Motor Co., Ltd. (a)	5,605	182,473
HOYA Corp. (a)	130,400	2,649,538
Ibiden Co., Ltd. (a)	2,926	86,383
INPEX Holdings, Inc. (a)	149	1,611,933
Isuzu Motors Ltd. (a)	19,000	71,395
ITOCHU Corp. (a)	5,000	40,239
Japan Tobacco, Inc. (a)	80	380,735
JFE Holdings, Inc. (a)	1,979	83,232
JS Group Corp. (a)	4,808	65,273
JSR Corp. (a)	83,300	1,424,627
Kao Corp. (a)	53,000	1,499,920
KDDI Corp. (a)	46	267,709
Keyence Corp. (a)	13,000	2,646,380
Komatsu Ltd. (a)	20,800	436,583
Kubota Corp. (a)	6,207	43,263
Kyocera Corp. (a)	20,500	1,716,180
Makita Corp. (a)	2,131	55,023
Matsushita Electric Industrial Co., Ltd. (a)	11,256	231,511
Mitsubishi Corp. (a)	3,369	93,298
Mitsubishi Electric Corp. (a)	327,000	2,787,306
Mitsubishi Estate Co., Ltd. (a)	100,000	2,217,133
Mitsubishi UFJ Financial Group, Inc. (a)	47,010	357,994
Mitsui & Co., Ltd. (a)	4,832	82,958
Mitsui Fudosan Co., Ltd. (a)	3,599	75,424
Mitsui Sumitomo Insurance Group Holdings, Inc. (a) (c)	126,500	4,155,805
Mizuho Financial Group, Inc. (a)	26	109,581
Murata Manufacturing Co., Ltd. (a)	50,800	2,229,746
NGK Spark Plug Co., Ltd. (a) (b)	214,000	2,358,541
NIDEC Corp. (a)	700	47,171
Nintendo Co., Ltd. (a)	2,203	1,041,235
Nippon Electric Glass Co., Ltd. (a)	24,000	319,820
Nippon Telegraph & Telephone Corp. (a)	17	83,462
Nissan Motor Co., Ltd. (a)	5,380	41,045
Nitto Denko Corp. (a)	47,400	1,425,242
Nomura ETF — Nikkei 225 ETF (a)	5,870	701,155
Nomura Holdings, Inc. (a)	5,614	74,738
Nomura TOPIX ETF (a) (b)	122,000	1,402,488
NTT DoCoMo, Inc. (a) (b)	2,104	3,313,952
Olympus Corp. (a)	1,260	40,806
Omron Corp. (a)	119,000	2,089,517
Promise Co., Ltd. (a)	3,507	78,207
Ricoh Co., Ltd. (a)	2,857	47,014
Rohm Co., Ltd. (a)	42,900	2,459,266
Sapporo Hokuyo Holdings, Inc. (a)	5	26,826
Sega Sammy Holdings, Inc. (a) (b)	99,600	946,045
Sekisui House, Ltd. (a) (b)	253,000	2,404,993
Seven & I Holdings Co., Ltd. (a)	2,843	82,743
Sharp Corp. (a)	3,555	45,226
Shin-Etsu Chemical Co., Ltd. (a)	2,100	117,146
Shizuoka Bank Ltd. (The) (a)	6,000	60,049
Sony Corp. (a) (b)	9,614	368,124
Stanley Electric Co., Ltd. (a)	3,629	73,047
Sumitomo Heavy Industries Ltd. (a)	15,996	77,407
Sumitomo Metal Industries Ltd. (a)	22,203	98,379
Sumitomo Mitsui Financial Group, Inc. (a)	983	5,980,838
Sumitomo Trust and Banking Co., Ltd. (The) (a)	14,000	83,898
Suruga Bank Ltd. (a)	4,000	42,775
Suzuki Motor Corp. (a)	14,841	313,304
T&D Holdings, Inc. (a)	125,650	6,556,004
Taiyo Nippon Sanso Corp. (a)	413,000	3,680,095
Takeda Pharmaceutical Co., Ltd. (a)	3,300	172,081
Teijin Ltd. (a)	646,000	2,075,505
Toyota Motor Corp. (a)	54,021	2,421,426
Yamada Denki Co., Ltd. (a)	4,163	300,244
Yamaha Motor Co., Ltd. (a)	3,901	59,988

		78,039,418

Luxembourg — 0.6%
ArcelorMittal (a)	25,589	2,015,372
Millicom International Cellular SA	8,360	663,533

		2,678,905

Mexico — 0.4%
America Movil SAB de CV, ADR	818	42,029
America Movil SAB de CV, Series L	157,167	404,276
Controladora Comercial Mexicana SAB de CV	27,755	69,099
Corp. Moctezuma SAB de CV	60,107	137,660
Fomento Economico Mexicano SAB de CV, ADR	10,661	473,562
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Mexico — Continued
Grupo Financiero Banorte SAB de CV	63,141	$252,988
Grupo Televisa SA, GDR	3,369	78,093
Urbi Desarrollos Urbanos SA de CV (c)	6,762	18,952

		1,476,659

Netherlands — 4.2%
Akzo Nobel NV (a)	48,057	2,932,149
CSM (a)	64,114	1,716,245
ING Groep NV (a)	50,178	1,571,744
Koninklijke Vopak NV (a)	1,226	72,270
Royal Dutch Shell PLC, A Shares	125,621	4,390,764
Royal KPN NV (a)	27,421	465,563
TNT NV (a)	4,275	158,988
Unilever NV (a)	228,587	6,314,184

		17,621,907

New Zealand — 0.1%
Auckland International Airport Ltd. (a)	154,622	228,775

Norway — 0.5%
Aker Solutions ASA (a)	6,778	155,252
DnB NOR ASA (a)	36,961	427,560
StatoilHydro ASA (a)	44,801	1,376,876
Telenor ASA (a) (b)	20,703	325,367

		2,285,055

Poland — 2.0%
Bank BPH SA (a) (c)	2,633	84,014
Bank Handlowy w Warszawie SA (a)	18,242	506,757
Bank Millennium SA (a)	11,356	34,644
Bank Pekao SA (a)	37,535	2,981,241
Bank Zachodni WBK SA (a)	5,901	456,930
BRE Bank SA (a) (c)	1,303	202,602
ING Bank Slaski SA (a)	366	78,939
Polskie Gornictwo Naftowe I Gazownictwo SA (a)	213,128	319,653
Powszechna Kasa Oszczednosci Bank Polski SA (a)	111,811	2,399,411
Telekomunikacja Polska SA (a)	130,695	1,311,160

		8,375,351

Portugal — 0.2%
Energias de Portugal, SA (a)	16,745	85,049
Jeronimo Martins SGPS SA (a)	104,627	894,138

		979,187

Romania — 0.1%
BRD-Groupe Societe Generale	58,012	402,175

Russia — 0.8%
Gazprom OAO, ADR	17,013	663,167
NovaTek OAO	39,814	262,772
Novorossiysk Commercial Sea Port, GDR (d)	16,873	196,149
Open Investments OJSC (c)	114	27,360
Pharmstandard, GDR (c) (d)	21,168	350,595
Rosneft Oil Co., GDR	32,811	279,878
RusHydro (c)	2,646,763	180,509
Sberbank	258,670	609,168
Sistema-Hals, GDR (a) (c) (d)	15,050	188,878
Uralkali, GDR (d)	2,413	102,553
VTB Bank OJSC, GDR (d)	38,373	207,214
Wimm-Bill-Dann Foods OJSC (c)	1,598	72,709
X 5 Retail Group NV, GDR (c)	2,759	75,183

		3,216,135

South Korea — 0.1%
Samsung Electronics Co., Ltd. (a)	670	314,667

Spain — 2.0%
Acciona SA (a)	590	117,478
Banco Bilbao Vizcaya Argenta SA (a)	28,905	488,254
Banco Santander SA (a)	8,063	137,149
EDP Renovaveis SA (a) (c)	12,021	122,666
Gamesa Corp. Tecnologica, SA (a)	6,245	295,843
Iberdrola Renovables (a) (c)	31,984	204,041
Iberdrola SA (a)	36,131	435,447
Inditex SA (a)	1,720	80,100
Telefonica SA (a)	260,367	6,441,400

		8,322,378

Sweden — 0.4%
Getinge AB, B Shares (a) (b)	10,385	236,706
Hennes & Mauritz AB, B Shares (a) (b)	3,272	162,035
Modern Times Group AB (a)	1,303	68,957
Nordic Bank AB (a)	56,554	753,462
Swedbank AB (a) (b)	9,917	175,021
Telefonaktiebolget LM Ericsson (a)	0	2
TeliaSonera AB (a)	19,939	139,155

		1,535,338

Switzerland — 8.7%
Abb Ltd. (a)	16,511	404,661
BKW FMB Energie AG (a)	1,703	191,494
Compagnie Financiere Richemont SA, Series A (a)	14,206	828,178
Flughafen Zuerich AG (a)	1,118	407,009
Givaudan SA (a)	2,068	1,720,415
Holcim Ltd. (a)	74,720	5,359,895
Nestle SA (a)	260,655	11,486,468
Nobel Biocare Holding AG (a)	2,095	70,061
Novartis AG (a)	118,481	6,612,263
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Switzerland — Continued
Roche Holdings AG (a)	38,293	$6,455,131
SGS SA (a)	117	149,940
Swatch Group AG (a)	2,760	647,586
Synthes, Inc. (a)	857	118,480
UBS AG (a) (c)	61,635	1,337,908
Xstrata PLC (a)	12,278	684,278

		36,473,767

Taiwan — 0.0%
Cathay Financial Holding Co., Ltd., GDR (a) (d)	154	2,957
Chunghwa Telecom Co., Ltd, ADR	5,798	143,443

		146,400

Ukraine — 0.3%
Raiffeisen Bank Aval (c)	1,024,439	135,964
Ukrnafta Oil Co. (c)	3,871	123,053
Ukrsotsbank JSCB (c)	1,360,003	181,955
UkrTelecom	5,189,396	636,791

		1,077,763

United Kingdom — 21.2%
AMEC PLC (a)	3,504	53,787
Anglo American PLC (a)	18,455	982,953
BAE Systems PLC (a)	11,754	102,660
Barclays PLC (a)	21,972	141,507
BHP Billiton PLC (a)	163,068	5,106,416
BP PLC (a)	601,034	5,779,488
British American Tobacco PLC (a)	257,545	8,720,962
British Land Co. PLC, REIT (a)	121,929	1,702,047
BT Group PLC (a)	29,703	93,205
Burberry Group PLC (a)	23,516	191,912
Cadbury PLC (a)	373,092	4,285,959
Compass Group PLC (a)	21,780	145,037
Diageo PLC (a)	77,235	1,429,419
Drax Group PLC (a)	107,419	1,461,251
GlaxoSmithKline PLC (a)	49,536	1,165,929
Hays PLC (a)	2,298,636	3,991,575
HBOS PLC (a)	113,550	653,960
HSBC Holdings PLC (a)	9,175	144,537
Imperial Tobacco Group PLC (a)	245,977	8,113,229
Intercontinental Hotels Group PLC (a)	286,793	3,874,419
Intertek Group PLC (a)	4,632	82,934
Ladbrokes PLC (a)	450,655	1,853,657
Lonmin PLC (a)	17,175	1,086,848
National Grid PLC (a)	149,321	1,941,260
Peter Hambro Mining PLC (a)	6,220	105,004
Reckitt Benckiser Group PLC (a)	152,034	7,690,171
Reed Elsevier PLC (a)	377,598	4,311,747
Rio Tinto PLC (a)	10,185	969,130
Rolls-Royce Group PLC (a)	50,741	366,607
Royal Bank of Scotland Group PLC (a)	1,030,927	4,414,897
Scottish & Southern Energy PLC (a)	83,304	2,193,693
Smith & Nephew PLC (a)	61,955	746,363
Smiths Group PLC (a)	253,251	5,269,274
Tesco PLC (a)	104,455	724,633
Vodafone Group PLC (a)	2,563,814	6,566,960
Wolseley PLC (a)	261,856	2,115,959
WPP Group PLC (a)	26,885	262,530

		88,841,919

United States — 1.1%
Dr Pepper Snapple Group, Inc. (c)	121,945	3,013,280
Ishares MSCI Australia Index Fund	27,573	656,513
Ishares MSCI Taiwan Index Fund	84,594	1,102,260

		4,772,053

TOTAL COMMON STOCKS (Cost $349,122,769)		392,269,956

PREFERRED STOCKS — 0.7%
Brazil — 0.2%
Petroleo Brasileiro SA	45,148	971,928

Germany — 0.4%
Porsche Automobil Holding SE (a)	10,343	1,457,798

Russia — 0.1%
Silvinit (e)	502	326,300
URSA Bank	119,635	95,708

		422,008

TOTAL PREFERRED STOCKS (Cost $1,614,631)		2,851,734

CLOSED-END INVESTMENT COMPANY — 0.2%
Australia — 0.2%
Macquarie Airports (a)	275,008	747,391

TOTAL CLOSED-END INVESTMENT COMPANY (Cost $606,968)		747,391

EQUITY-LINKED INSTRUMENTS — 0.5%
India — 0.2%
Bharti Televentures Ltd., issued by CLSA, expires 5/13/10 (d)	3,157	61,028
Mahindra & Mahindra, issued by CLSA, expires 6/28/10 (d)	6,618	80,210
State Bank of India, issued by CLSA, expires 5/13/10 (d)	28,704	797,426

		938,664

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Shares/
	Par
	(000)	Value
EQUITY-LINKED INSTRUMENTS — Continued
Russia — 0.3%
Unified Energy System, issued by Deutsche Bank AG London- Corporate Action, expires 12/31/09 (a) (d) (e)	13	$—
Unified Energy System, issued by Deutsche Bank AG London- Far East, expires 12/31/09 (a) (d) (e)	13	15,743
Unified Energy System, issued by Deutsche Bank AG London-FSK, expires 12/31/09 (a) (d) (e)	9	118,327
Unified Energy System, issued by Deutsche Bank AG London-IntelRAO 4ES, expires 12/31/09 (a) (d) (e)	13	32,654
Unified Energy System, issued by Deutsche Bank AG London-MRSK HLD, expires 12/31/09 (a) (d) (e)	9	123,111
Unified Energy System, issued by Deutsche Bank AG London-OGK1, expires 12/31/09 (a) (d) (e)	13	57,129
Unified Energy System, issued by Deutsche Bank AG London-OGK2, expires 12/31/09 (a) (d) (e)	13	28,014
Unified Energy System, issued by Deutsche Bank AG London-OGK3, expires 12/31/09 (a) (d) (e)	13	39,031
Unified Energy System, issued by Deutsche Bank AG London-OGK4, expires 12/31/09 (a) (d) (e)	13	79,200
Unified Energy System, issued by Deutsche Bank AG London-OGK6, expires 12/31/09 (a) (d) (e)	13	27,223
Unified Energy System, issued by Deutsche Bank AG London-OGK7 HYDRO, expires 12/31/09 (a) (d) (e)	10	229,083
Unified Energy System, issued by Deutsche Bank AG London-TGK1, expires 12/31/09 (a) (d) (e)	13	29,325
Unified Energy System, issued by Deutsche Bank AG London-TGK2, expires 12/31/09 (a) (d) (e)	13	16,034
Unified Energy System, issued by Deutsche Bank AG London-TGK3, expires 12/31/09 (a) (d) (e)	13	42,891
Unified Energy System, issued by Deutsche Bank AG London-TGK4, expires 12/31/09 (a) (d) (e)	13	21,038
Unified Energy System, issued by Deutsche Bank AG London-TGK6, expires 12/31/09 (a) (d) (e)	13	12,751
Unified Energy System, issued by Deutsche Bank AG London-TGK7, expires 12/31/09 (a) (d) (e)	13	22,401
Unified Energy System, issued by Deutsche Bank AG London-TGK8, expires 12/31/09 (a) (d) (e)	13	35,008
Unified Energy System, issued by Deutsche Bank AG London-TGK9, expires 12/31/09 (a) (d) (e)	13	13,130
Unified Energy System, issued by Deutsche Bank AG London-TGK10, expires 12/31/09 (a) (d) (e)	13	49,488
Unified Energy System, issued by Deutsche Bank AG London-TGK11, expires 12/31/09 (a) (d) (e)	13	5,067
Unified Energy System, issued by Deutsche Bank AG London-TGK12, expires 12/31/09 (a) (d) (e)	13	9,896
Unified Energy System, issued by Deutsche Bank AG London-TGK13, expires 12/31/09 (a) (d) (e)	13	10,843
Unified Energy System, issued by Deutsche Bank AG London-TGK14, expires 12/31/09 (a) (d) (e)	13	3,410

		1,020,797

TOTAL EQUITY-LINKED INSTRUMENTS (Cost $2,308,496)		1,959,461

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (f)—3.5%
Investments in securities lending short term investment portfolio		14,874,636

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $14,874,636)		14,874,636

REPURCHASE AGREEMENTS — 4.8%
Bank of America Securities, LLC. (Agreement dated 8/29/08 to be repurchased at $11,216,944 collateralized by $11,355,000 (Value $11,462,873) U.S. Government Agency Obligation, Interest rate 2.37%, due 2/02/09) 2.08%, 9/2/08	$11,215	11,215,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
REPURCHASE AGREEMENTS — Continued
Wachovia Securities (Agreement dated 8/29/08 to be repurchased at $9,001,553 collateralized by $7,157,000 (Value $9,242,325) U.S. Government Agency Obligation, Interest rate 7.125%, due 1/15/30) 2.07%, 9/2/08	$9,000	$9,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,215,000)		20,215,000

TOTAL INVESTMENTS — 103.3% (Cost $388,742,500)(g)		432,918,178

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(13,671,813)

NET ASSETS — 100.0%		$419,246,365

(a)	Security was priced in accordance with fair value pricing procedures adopted by the Fund’s Board of Directors.

(b)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I in Notes to Schedules of Portfolio Investments.)

(c)	Non-income producing security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed this security to be liquid.

(e)	Illiquid restricted security. This security represents 0.3% of net assets as of August 31, 2008.

(f)	See Notes 1I in Notes to Schedules of Portfolio Investments

(g)	Aggregate cost for Federal income tax purposes is $388,742,500. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$84,705,210
Excess of tax cost over value	$(40,529,532)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 - Quoted Prices	$15,012,285
Level 2 - Other Significant Observable Inputs	417,227,877
Level 3 - Significant Unobservable Inputs	678,016

Total Assets — Investments in Securities	$432,918,178

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	14,196,620
Level 3 - Significant Unobservable Inputs	678,016

Total Liabilities — Securities Lending Collateral	$14,874,636

Other Financial Instruments* Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	94,319
Level 3 - Significant Unobservable Inputs	—

Total Other Financial Instruments	$94,319

*	Other financial instruments include open forward foreign currency contracts.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$715,676
Accrued discounts/premiums	4,466
Realized gain (loss)	696
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(42,822)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$678,016

Industry Concentration Table:
(% of Total Net Assets)

Financial	17.6%
Consumer Staples	15.2%
Materials	10.1%
Energy.	9.2%
Industrials.	8.1%
Consumer Discretionary.	8.0%
Telecommunication Services	6.4%
Health Care	6.4%
Utilities	6.0%
Information Technology	5.4%
Other	7.6%

100.0%
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

			Unrealized
			Appreciation/
Delivery Dates	Sell	Buy	(Depreciation)
09/02/2008	EUR 6,720,179	USD 10,373,610	$516,824
09/12/2008	AUD 1,319,919	USD 1,155,213	23,743
09/16/2008	EUR 1,974,812	USD 3,031,656	137,222
09/22/2008	EUR 2,395,246	USD 3,690,598	181,039
09/22/2008	CZK 19,046,716	USD 1,226,447	100,243
09/22/2008	CAD 488,089	USD 478,097	18,580
09/30/2008	GBP 4,800,000	USD 9,495,106	765,849
11/19/2008	PLN 3,284,714	USD 1,439,970	4,882
11/21/2008	MXN 11,403,014	USD 1,104,676	9,690

			$1,758,072

09/02/2008	USD 5,662,204	EUR 3,618,738	$(354,440)
09/04/2008	USD 2,175,780	KRW 2,200,148,901	(155,367)
09/12/2008	USD 1,236,737	AUD 1,319,918	(105,267)
09/22/2008	USD 486,965	CZK 7,290,833	(55,868)
09/22/2008	USD 3,764,249	EUR 2,395,246	(254,690)
09/30/2008	USD 3,141,197	SGD 4,280,666	(116,572)
09/30/2008	USD 3,168,022	EUR 2,011,377	(222,165)
09/30/2008	USD 3,185,886	AUD 3,313,290	(351,919)
11/04/2008	USD 219,414	KRW 222,354,160	(15,357)
11/10/2008	USD 7,566,290	JPY 817,159,364	(25,769)
12/02/2008	EUR 3,101,441	USD 4,520,909	(6,339)

			$(1,663,753)

Total Unrealized Appreciation			$94,319

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS — 99.7%
Diversified — 6.2%
Eastgroup Properties, Inc. (a)	25,100	$1,115,946
Vornado Realty Trust	51,430	5,115,228

		6,231,174

Financial Services — 1.3%
Fidelity National Financial, Inc., CL A	30,430	426,933
Gramercy Capital Corp. New York (a)	126,465	846,051

		1,272,984

Health Care — 8.0%
HCP, Inc.(a)	71,085	2,574,699
Medical Properties Trust, Inc. (a)	71,866	793,401
Nationwide Health Properties, Inc. (a)	29,725	1,023,134
OMEGA Healthcare Investors, Inc.	79,815	1,423,900
Ventas, Inc. (a)	47,805	2,171,303

		7,986,437

Hotels — 6.3%
FelCor Lodging Trust, Inc	50,300	402,903
Hersha Hospitality Trust (a)	68,940	499,126
Host Marriott Corp. (a)	189,023	2,703,029
LaSalle Hotel Properties (a)	37,975	990,008
Starwood Hotels & Resorts Worldwide, Inc	22,870	829,037
Strategic Hotels & Resorts, Inc. (a)	39,040	359,949
Sunstone Hotel Investors, Inc. (a)	39,790	564,222

		6,348,274

Mortgage — 1.8%
Annaly Capital Management, Inc	121,300	1,814,648

Office Properties — 21.8%
Alexandria Real Estate Equities, Inc. (a)	33,920	3,653,523
Boston Properties, Inc	46,160	4,730,015
Brandywine Realty Trust	33,955	590,817
Brookfield Properties Corp	69,790	1,444,653
Corporate Office Properties Trust, Inc. (a)	65,060	2,543,846
Digital Reality Trust, Inc. (a)	57,580	2,641,195
Douglas Emmett, Inc. (a)	26,385	624,533
Mack-Cali Realty Corp	24,010	970,484
SL Green Realty Corp	53,486	4,599,796

		21,798,862

Residential — 8.7%
American Campus Communities, Inc	42,620	1,292,238
Camden Property Trust	18,860	920,557
Equity Residential Property	54,725	2,309,395
Essex Property Trust, Inc.	16,080	1,886,988
Mid-America Apartment Communities, Inc	11,775	590,634
Post Properties, Inc. (a)	12,040	378,658
UDR, Inc.	55,295	1,370,210

		8,748,680

Retail — 35.4%
CBL & Associates Properties, Inc.	58,290	1,264,310
Developers Diversified Realty Corp. (a)	87,850	2,943,853
Entertainment Properties Trust (a)	26,005	1,411,291
Federal Realty Investment Trust (a)	25,970	1,970,604
General Growth Properties, Inc. (a)	132,775	3,442,856
Kimco Realty Corp. (a)	124,580	4,626,901
Macerich Co. (a)	60,760	3,762,867
Pennsylvania Real Estate Investment Trust (a)	34,600	686,810
Regency Centers Corp	57,540	3,565,754
Simon Property Group, Inc	90,395	8,576,678
Tanger Factory Outlet Centers, Inc. (a)	19,400	778,328
Taubman Centers, Inc	32,035	1,554,979
Weingarten Realty Investors (a)	24,885	822,449

		35,407,680

Storage — 4.5%
Public Storage, Inc. (a)	43,305	3,824,698
U-STORE-IT Trust	54,670	683,375

		4,508,073

Warehouse/Industrial — 5.7%
AMB Property Corp.	34,655	1,572,990
ProLogis Trust (a)	97,000	4,176,820

		5,749,810

TOTAL REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS (Cost $62,948,124)		99,866,622

MONEY MARKET FUND — 0.0%
PNC Government Money Market Fund (b)	68	68

TOTAL MONEY MARKET FUND (Cost $68)		68

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (c) — 41.2%
Investment in securities lending short term investment portfolio	$41,281,728

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $41,281,728)	41,281,728

TOTAL INVESTMENTS IN SECURITIES — 140.9% (Cost $104,229,920) (d)	141,148,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (40.9)%	(40,994,981)

NET ASSETS — 100.0%	$100,153,437

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1J in Notes to Schedules of Portfolio Investments.)

(b)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(c)	See Note 1J in Notes to Schedules of Portfolio Investments.

(d)	Aggregate cost for Federal income tax purposes is $104,229,920. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$42,237,068
Excess of tax cost over value	$(5,318,570)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 - Quoted Prices	$99,866,690
Level 2 - Other Significant Observable Inputs	39,400,022
Level 3 - Significant Unobservable Inputs	1,881,706

Total Assets — Investments in Securities	$141,148,418

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	39,400,022
Level 3 - Significant Unobservable Inputs	1,881,706

Total Liabilities — Securities Lending Collateral	$41,281,728

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$1,986,221
Accrued discounts/premiums	12,396
Realized gain (loss)	1,933
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(118,844)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$1,881,706

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 42.0%
Fannie Mae — 15.0%
Mortgage-Backed Securities, 5.50%, 10/1/17	$677	$689,185
Notes
4.13%, 5/15/10	3,000	3,045,930
6.25%, 2/1/11	1,140	1,087,682
5.00%, 10/15/11	3,000	3,123,828
4.38%, 9/15/12	3,350	3,420,920
4.63%, 10/15/13	3,000	3,084,240

		14,451,785

Federal Home Loan Bank — 6.1%
Notes
5.25%, 9/11/09	1,000	1,021,060
5.25%, 6/11/10	2,500	2,593,072
3.00%, 9/10/10	2,250	2,244,409

		5,858,541

Freddie Mac — 20.9%
Mortgage-Backed Securities
5.50%, 3/1/22	2,567	2,591,994
5.50%, 4/1/22	3,524	3,557,237
5.00%, 4/1/23	2,099	2,081,095
5.00%, 8/1/23	1,490	1,477,238
5.06%, 3/1/36(a)	2,391	2,391,251
Notes
4.13%, 9/1/09	3,500	3,530,660
4.13%, 10/18/10	1,900	1,936,345
4.88%, 11/15/13	2,500	2,599,598

		20,165,418

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $40,292,580)		40,475,744

CORPORATE BONDS — 31.6%
Auto — 1.1%
Ford Motor Credit Co. LLC., 7.38%, 10/28/09	625	581,042
General Motors Acceptance Corp., 6.00%, 12/15/11	825	494,653

		1,075,695

Banking & Financial Services — 15.6%
American Express Credit Co., 7.30%, 8/20/13	735	747,414
Bank of America Corp.
4.25%, 10/1/10	1,000	997,665
4.38%, 12/1/10	750	752,565
Bear Stearns Cos., Inc. (The), 3.25%, 3/25/09	1,500	1,495,680
Caterpillar Financial Services Corp., 4.70%, 3/15/12	1,300	1,315,254
Citigroup, Inc., 5.10%, 9/29/11	2,000	1,965,740
General Electric Capital Corp., 5.88%, 2/15/12	2,500	2,582,628
Goldman Sachs Group, Inc. (The), 6.88%, 1/15/11	1,500	1,557,361
Merrill Lynch & Co.,
4.13%, 1/15/09	650	644,381
2.90%, 6/5/12(a)	1,075	936,773
Morgan Stanley, 3.88%, 1/15/09	1,000	996,564
National City Bank, 6.20%, 12/15/11	550	392,184
SLM Corp., 4.00%, 1/15/10	675	607,661

		14,991,870

Beverages — 2.3%
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/13(b)	180	182,341
Pepsico, Inc.,
5.15%, 5/15/12	1,000	1,044,211
4.65%, 2/15/13	950	973,159

		2,199,711

Computers — 4.5%
Hewlett-Packard Co., 5.25%, 3/1/12	1,925	1,996,464
IBM Corp., 4.38%, 6/1/09	2,300	2,325,015

		4,321,479

Entertainment & Leisure — 1.1%
Walt Disney Co. (The), 4.70%, 12/1/12	1,000	1,019,376

Hotel — 0.7%
MGM Mirage, Inc., 8.50%, 9/15/10	750	729,375

Manufacturing — 0.2%
3M Employee Stock Ownership, 5.62%, 7/15/09 (b)	172	174,442

Oil & Exploration — 1.8%
Atlantic Richfield Co., 5.90%, 4/15/09	1,300	1,319,798
Tesoro Petroleum Corp., 6.25%, 11/1/12	500	452,500

		1,772,298

Pharmaceuticals — 1.8%
Pfizer, Inc., 3.30%, 3/2/09	1,750	1,751,736

Telecommunications — 0.8%
AT&T, Inc., 5.30%, 11/15/10	750	773,665

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Utilities — Electrical & Electronic — 1.7%
Public Service Co. of Colorado, 4.38%, 10/1/08	$1,600	$1,601,107

TOTAL CORPORATE BONDS (Cost $30,875,927)		30,410,754

ASSET-BACKED SECURITIES — 5.1%
AEP Texas Central Transition Funding, A1, 4.98%, 1/1/10	1,345	1,360,566
John Deere Owner Trust, 2007-A, Class A3, 5.04%, 7/15/11	1,639	1,653,734
USAA Auto Owner Trust, 2006-4, Class A4, 4.98%, 10/15/12	1,400	1,405,529
Wachovia Auto Owner Trust, 2006-A, Class A3, 5.35%, 2/22/11	516	519,383

TOTAL ASSET-BACKED SECURITIES (Cost $4,899,657)		4,939,212

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2B, 5.21%, 12/11/49	1,850	1,776,607
Commercial Mortgage Pass-Thru- Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,500	1,457,702

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,366,596)		3,234,309

FOREIGN BONDS —10.5%
Corporate Bonds — 10.1%
ConocoPhillips Canada, 5.30%, 4/15/12	2,200	2,269,146
Covidien International Finance SA, 5.45%, 10/15/12	875	889,524
Eksportfinans, 5.13%, 10/26/11	1,200	1,250,011
European Investment Bank, 4.63%, 3/21/12	1,000	1,037,308
HSBC Holding PLC, 7.50%, 7/15/09	1,500	1,535,598
Hutchison Whampoa International, 5.45%, 11/24/10(b)	1,500	1,523,772
Royal Caribbean Cruises, Ltd., 8.75%, 2/2/11	725	721,375
Vedanta Resources PLC, 8.75%, 1/15/14(b)	450	450,000

		9,676,734

Sovereign — 0.4%
Brazil de Republic, 9.25%, 10/22/10	350	389,375

TOTAL FOREIGN BONDS (Cost $9,880,016)		10,066,109

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes — 5.7%
Notes
4.13%, 8/31/12(c)	2,250	2,355,293
3.63%, 5/15/13(c)	3,000	3,077,580

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,388,249)		5,432,873

MONEY MARKET FUND — 0.3%
PNC Government Money Market Fund (d)	322,499	322,499

TOTAL MONEY MARKET FUND (Cost $322,499)		322,499

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (e)— 5.1%
Investment in securities lending short term investment portfolio		4,929,650

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $4,929,650)		4,929,650

TOTAL INVESTMENTS IN SECURITIES — 103.6% (Cost $99,955,174) (f)		99,811,150

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(3,474,100)

NET ASSETS — 100.0%		$96,337,050

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(c)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(d)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(e)	See Note 1I in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for Federal income tax purposes is $99,955,174. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,015,239
Excess of tax cost over value	$(1,159,263)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets - Investments in Securities Valuation Inputs
Level 1 - Quoted Prices	$322,499
Level 2 - Other Significant Observable Inputs	99,263,948
Level 3 - Significant Unobservable Inputs	224,703

Total Assets — Investments in Securities	$99,811,150

Liabilities - Securities Lending Collateral Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	4,704,947
Level 3 - Significant Unobservable Inputs	224,703

Total Liabilities — Securities Lending Collateral	$4,929,650

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$237,184
Accrued discounts/premiums	1,480
Realized gain (loss)	231
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(14,192)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$224,703

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)		Value
U.S. GOVERNMENT AGENCY SECURITIES — 55.3%
Fannie Mae — 24.5%
Mortgage Backed Securities
7.00%, 4/1/11	$5		$4,804
5.50%, 7/1/22	3,578		3,614,065
4.50%, 4/1/23	3,997		3,876,175
7.50%, 8/1/26	6		6,211
7.00%, 4/1/27	9		9,948
8.00%, 8/1/27	54		58,117
8.00%, 9/1/27	4		4,436
7.00%, 10/1/27	3		3,654
7.50%, 10/1/27	41		44,372
8.00%, 10/1/27	2		2,452
7.00%, 11/1/27	22		23,579
7.00%, 3/1/29	45		47,333
7.50%, 4/1/30	2		2,326
7.50%, 1/1/31	2		2,172
7.50%, 4/1/31	4		3,902
7.50%, 4/1/31	0		491
7.50%, 7/1/31	17		18,016
7.50%, 8/1/31	19		19,980
6.50%, 10/1/32	612		635,091
5.50%, 1/1/34	1,980		1,966,669
5.50%, 4/1/34	2,652		2,634,103
5.00%, 11/1/35	4,470		4,312,316
5.50%, 4/1/37	5,236		5,177,091
Notes
6.25%, 2/1/11	1,450		1,383,455
4.38%, 9/15/12	750		765,878
5.00%, 2/13/17 (a)	4,325		4,467,604

			29,084,240

Freddie Mac — 30.4%
Mortgage Backed Securities
5.50%, 10/1/18	1,515		1,540,569
4.50%, 11/1/18	2,026		1,993,893
5.00%, 11/1/18	1,822		1,823,111
5.00%, 1/1/19	1,694		1,695,091
5.00%, 3/1/19	2,137		2,138,540
5.50%, 7/1/20	1,497		1,514,348
5.50%, 3/1/22	2,201		2,221,708
5.50%, 9/1/22	3,384		3,414,844
5.00%, 4/1/23	3,028		3,002,388
7.50%, 7/1/26	4		4,076
8.00%, 10/1/29	5		5,620
7.50%, 9/1/30	3		3,426
8.00%, 9/1/30	1		863
8.00%, 12/1/30	1		590
8.00%, 5/1/31	4		3,813
6.00%, 12/1/33	1,599		1,621,772
5.00%, 10/1/34	2,026		1,956,810
6.00%, 12/1/35	2,731		2,760,534
5.06%, 3/1/36(b)	2,772		2,773,048
6.00%, 4/1/37	3,593		3,626,183
Notes, 4.38%, 7/17/15	4,000		4,017,936

			36,119,163

Government National Mortgage Association — 0.4%
Mortgage Backed Securities
7.00%, 2/15/12	9		9,686
9.00%, 5/15/16	0	*	484
9.00%, 11/15/16	15		15,891
7.00%, 2/15/17	130		135,187
8.00%, 5/15/17	2		2,496
8.00%, 5/15/17	3		2,745
10.00%, 5/15/19	3		3,052
9.00%, 11/15/19	6		6,509
9.00%, 6/15/21	47		51,624
9.00%, 8/15/21	10		10,545
9.00%, 9/15/21	2		2,103
9.00%, 9/15/21	13		14,520
9.00%, 9/15/21	6		6,840
9.00%, 9/15/21	1		928
8.00%, 2/15/23	41		44,869
7.00%, 5/20/24	5		5,577
7.00%, 10/15/25	6		6,879
6.50%, 2/15/26	7		6,901
6.50%, 3/15/26	6		6,058
7.00%, 1/15/27	7		7,528
8.50%, 8/15/27	17		18,494
7.00%, 9/15/27	6		5,908
8.00%, 9/15/27	8		8,608
7.00%, 10/15/27	43		45,919
7.00%, 10/15/27	3		2,828
7.00%, 10/15/27	7		7,294
7.00%, 12/15/27	4		4,718
7.00%, 4/15/28	2		1,774
7.50%, 10/15/29	26		27,848
7.50%, 1/15/32	18		19,524

			483,337

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $65,764,178)			65,686,740

CORPORATE BONDS — 28.7%
Advertising — 1.1%
Omnicom Group, Inc., 5.90%, 4/15/16	1,350		1,328,011

Auto — 1.0%
Ford Motor Credit Co. LLC., 7.38%, 10/28/09	760		706,548
General Motors Acceptance Corp., 6.00%, 12/15/11	860		515,638

			1,222,186

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Banking & Financial Services — 12.3%
American Express Credit Co., 7.30%, 8/20/13	$925	$940,623
Bank of America Corp., 5.65%, 5/1/18	1,525	1,409,375
Bear Stearns Cos., Inc. (The), 3.03%, 1/31/11 (b)	1,750	1,732,444
Citigroup, Inc., 5.10%, 9/29/11	1,100	1,081,157
General Electric Capital Corp., 6.75%, 3/15/32 (a)	1,300	1,317,641
Goldman Sachs Group, Inc. (The), 3.29%, 1/12/15 (b)	2,150	1,963,582
Merrill Lynch & Co., Inc.
5.45%, 2/5/13	950	886,852
6.00%, 2/17/09	1,475	1,469,432
Morgan Stanley, 4.75%, 4/1/14	1,075	944,994
National City Bank, 6.20%, 12/15/11	725	516,969
SLM Corp., 4.00%, 1/15/10	865	778,707
Wachovia Corp.
5.50%, 5/1/13	800	735,270
5.75%, 2/1/18	1,000	849,631

		14,626,677

Beverages — 3.1%
Coca-Cola Co. (The), 5.35%, 11/15/17	1,400	1,423,786
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/13(c)	240	243,122
Pepsico, Inc., 5.00%, 6/1/18	2,000	1,986,126

		3,653,034

Diversified Manufacturing — 1.9%
Freeport-McMoran Copper & Gold, Inc., 8.25%, 4/1/15	760	799,011
General Electric Co., 5.00%, 2/1/13	1,400	1,417,182

		2,216,193

Food — 0.6%
Constellation Brands, Inc., 7.25%, 5/15/17 (a)	750	738,750
Food Service — 0.9%
Yum! Brands, Inc., 6.25%, 3/15/18	1,085	1,052,092

Health Care — 1.7%
HCA, Inc., 9.13%, 11/15/14	785	808,550
Johnson & Johnson, 5.95%, 8/15/37	1,175	1,215,510

		2,024,060

Hotel — 0.6%
MGM Mirage, Inc., 8.50%, 9/15/10	725	705,063

Oil & Exploration — 0.6%
Tesoro Petroleum Corp., 6.25%, 11/1/12	770	696,850

Paper & Forest Products — 0.7%
International Paper Co., 7.40%, 6/15/14	815	827,491

Telecommunications — 3.7%
AT&T, Inc.
5.30%, 11/15/10	1,175	1,212,075
6.40%, 5/15/38	1,000	958,572
Time Warner, Inc., 5.88%, 11/15/16	800	759,324
Verizon New Jersey, Inc., 5.88%, 1/17/12	1,400	1,424,570

		4,354,541

Utilities — Electrical & Electronic — 0.5%
Public Service Co. of Colorado, 4.38%, 10/1/08	650	650,450

TOTAL CORPORATE BONDS (Cost $35,455,618)		34,095,398

FOREIGN BONDS — 4.9%
Corporate Bonds — 2.6%
Cia Brasileira de Bebida, 8.75%, 9/15/13	725	822,875
Hutchison Whampoa International, 5.45%, 11/24/10 (c)	900	914,263
Royal Caribbean Cruises, Ltd., 8.75%, 2/2/11	775	771,125
Vedanta Resources PLC, 8.75%, 1/15/14(c)	575	575,000

		3,083,263

Medical — 1.6%
AstraZeneca PLC, 6.45%, 9/15/37	1,175	1,208,988
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par/(000)
	Shares	Value
FOREIGN BONDS — Continued
Medical — Continued
Covidien International Finance SA, 6.00%, 10/15/17	$750	$761,560

		1,970,548

Sovereign — 0.7%
Brazil de Republic, 9.25%, 10/22/10	725	806,564

TOTAL FOREIGN BONDS (Cost $5,741,931)		5,860,375

COMMERCIAL MORTGAGE-BACKED SECURITIES —3.9%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2006-CD3, Class AAB, 5.61%, 10/15/48	1,100	1,055,371
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class ASB, 5.28%, 12/11/49	2,000	1,851,434
Commercial Mortgage Pass- Thru-Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,750	1,700,652

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,873,820)		4,607,457

U.S. TREASURY OBLIGATIONS —6.0%
U.S. Treasury Notes — 6.0%
Bonds,
4.25%, 11/15/17(a)	4,150	4,314,705
5.00%, 5/15/37(a)	2,575	2,814,589

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,040,913)		7,129,294

MONEY MARKET FUND — 0.3%
PNC Government Money Market Fund(d)	388,091	388,091

TOTAL MONEY MARKET FUND (Cost $388,091)		388,091

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (e) —18.2%
Investment in securities lending short term investment portfolio		21,647,127

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $21,647,127)		21,647,127

`	Value
TOTAL INVESTMENTS IN SECURITIES — 117.3% (Cost $140,911,678)(f)	$139,414,482

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.3)%	(20,596,730)

NET ASSETS — 100.0%	$118,817,752

*	Shares designated with 0 have been rounded to 0.

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Notes 1I in Notes to Schedules of Portfolio Investments.)

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(d)	See Note 2 in Notes to Schedules of Portfolio Investments Regarding Affiliated Issuers.

(e)	See Note 1I in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for Federal income tax purposes is $140,911,678. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$919,699
Excess of tax cost over value	$(2,416,895)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Value
Assets — Investments in Securities Valuation Inputs
Level 1 – Quoted Prices	$388,091
Level 2 – Other Significant Observable Inputs	138,401,458
Level 3 – Significant Unobservable Inputs	624,933

Total Assets — Investments in Securities	$139,414,482

Liabilities — Securities Lending Collateral Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	21,022,194
Level 3 – Significant Unobservable Inputs	624,933

Total Liabilities — Securities Lending Collateral	$21,647,127

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Market
Valuation Inputs	Value
Balance as of May 31, 2008	$659,644
Accrued discounts/premiums	4,117
Realized gain (loss)	642
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(39,470)
Transfers in and/or out of Level 3	—

Balance as of August 31, 2008	$624,933

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 93.8%
District of Columbia — 2.5%
Washington D.C., Metropolitan Transit Authority, RB, Refunding
INS: FGIC 6.00%, 7/1/09	$600	$618,514
INS: MBIA 5.00%, 1/1/12	500	531,400
Ser B, INS: MBIA 5.00%, 7/1/10	300	314,385

		1,464,299

Maryland — 83.4%
Annapolis Refunding, GO, CPI, 5.00%, 11/1/16	440	445,716
Anne Arundel County GO 5.00%, 3/1/16	750	803,790
GO, Prerefunded 3/1/12 @ 100 5.25%, 3/1/18	1,000	1,089,650
SO, National Business Park Project, TA, Prerefunded 7/1/10 @ 102 7.38%, 7/1/28	800	886,240
Baltimore County, Catholic Health Initiatives, Ser A, RB 5.00%, 9/1/21	500	506,900
Refunding, Metropolitan District, GO 5.00%, 8/1/11	750	804,225
Refunding, Pension Funding, GO 5.13%, 8/1/12	500	505,630
Baltimore, Construction Public Improvements, GO, Ser A, INS: AMBAC 5.00%, 10/15/19	715	762,047
GO, INS: MBIA 7.00%, 10/15/10	450	493,673
Refunding, Waste Water Project, Ser A, RB, INS: FGIC 5.00%, 7/1/22	1,000	1,038,640
Waste Water Project, Ser A, RB, Prerefunded 7/1/15 @ 100, INS: MBIA 5.00%, 7/1/21	1,000	1,112,120
Charles County, GO, County Commissioners- CPI
5.00%, 3/1/12	1,000	1,078,920
5.00%, 3/1/18	1,000	1,104,100
Frederick County, GO, Refunding, Public Facilities, 5.00%, 8/1/17	1,730	1,890,181
Harford County, GO
5.00%, 7/15/20	600	638,268
5.00%, 7/15/22	1,290	1,357,209
Unrefunded Balance, 5.00%, 12/1/14	125	127,108
Howard County, CPI, Ser B, GO, 5.00%, 2/15/14	1,000	1,101,920
Maryland Environmental Services Lease, Cecil County Landfill Project, RB
5.13%, 9/1/10	180	188,588
5.30%, 9/1/12	250	262,200
Maryland State Community Development Administration, Department of Housing & Community Development, Infrastructure Financing, Ser B, RB, INS: MBIA
5.13%, 6/1/17	320	323,526
5.15%, 6/1/22	385	389,143
Residential, Ser G, RB
3.70%, 9/1/09	1,000	1,018,890
Maryland State Economic Development Corp., Department of Transportation Headquarters, RB 5.00%, 6/1/15	450	479,016
Utility Infrastructure, University of Maryland, College Park Project, RB, INS: AMBAC 5.38%, 7/1/14	490	517,322
Maryland State Health & Higher
Educational Facilities Authority, RB Board of Child Care 5.38%, 7/1/32	500	503,820
Carroll Hospital Center 5.00%, 7/1/36	1,000	885,950
College of Notre Dame, INS: MBIA 5.30%, 10/1/18	460	510,016
Goucher College 5.38%, 7/1/25	500	510,350
Johns Hopkins University, Prerefunded 7/1/09 @ 101
6.00%, 7/1/39	1,000	1,042,540
Johns Hopkins University, Refunding
5.13%, 7/1/11	600	612,234
5.25%, 7/1/16	750	765,300
5.25%, 7/1/17	500	510,200
5.63%, 7/1/17	500	505,220
5.13%, 7/1/20	500	510,195
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Lifebridge Health, INS: Assured Gty 5.00%, 7/1/19	$1,000	$1,059,940
Pooled Loan Program, Ser A 1.80%, 4/1/35(a)	1,500	1,500,000
University of Maryland Medical System, Ser A 4.50%, 7/1/26	200	181,514
Western Maryland Health System, Refunding, Ser A, INS: MBIA, FHA 5.00%, 7/1/21	750	764,543
Maryland State IDA, Refunding American Center for Physics, RB, 5.25%, 12/15/14	500	532,135
Maryland State Transportation Authority, Transportation Facilities Projects, RB, INS: FSA, 5.00%, 7/1/20	1,000	1,070,610
Maryland State Water Quality, Financing Administration, Revolving Loan Funding, Ser A, RB, 5.00%, 3/1/24	1,175	1,247,016
Maryland State, State & Local Facilities Loan, Second Ser, GO, 5.00%, 8/1/16	2,000	2,157,560
Montgomery County, BAN, GO, Ser A, SPA: Dexia Credit Local 2.50%, 6/1/26(a)	1,000	1,000,000
Economic Development RB, Trinity Health Care Group 5.50%, 12/1/16	930	967,646
Revenue Authority Lease, RB, Refunding, Olney Indoor Swim Center Project, Ser C 5.25%, 10/1/12	170	170,250
Montgomery County, GO, Ser A, 5.00%, 5/1/12	1,000	1,083,930
New Baltimore Board of School Commissioners, School System, RB, 5.13%, 11/1/14	455	476,990
Prince Georges County, CPI, Ser A, GO, Prerefunded 10/1/13 @ 100 5.00%, 10/1/13	1,685	1,858,370
Hyattsville District Court Facilities, Ser A, IDA, RB 6.00%, 7/1/09	345	345,800
Refunding, Upper Marlboro Justice, Ser A, IDA, RB, INS: MBIA
5.00%, 6/30/17	500	531,620
5.00%, 6/30/19	710	747,822
Queen Anne’s County, Refunding, GO, INS: FGIC, 5.00%, 11/15/10	400	423,176
Saint Mary’s County, County Commissioners, St. Mary’s Hospital, GO, 5.00%, 10/1/09	880	909,357
Talbot County, Public Facilities, GO, 5.00%, 3/15/12	480	517,440
University of Maryland, System Auxiliary Facilities & Tuition, RB, Ser A, 5.00%, 4/1/18	1,200	1,322,748
Washington County, Public Improvements, GO INS: FGIC 5.00%, 1/1/16	675	685,841
Prerefunded 1/1/10 @ 101, INS: FGIC 5.50%, 1/1/10	300	317,022
Washington Suburban Sanitary District, General Construction, GO, Prerefunded 6/1/10 @ 100 5.25%, 6/1/24	440	464,112
Refunding, General Construction, GO 5.00%, 6/1/19	680	731,020
Water Supply, GO 5.00%, 6/1/20	1,000	1,065,210
Westminster Educational Facilities, McDaniel College Inc., RB
5.00%, 11/1/21	160	155,926
5.00%, 11/1/23	240	228,026
Wicomico County, Refunding, CPI, GO, INS: FGIC, 5.00%, 2/1/15	755	763,516

		48,559,987

Puerto Rico — 7.9%
Puerto Rico Commonwealth Highway & Transportation Authority, Ser D, RB, Prerefunded 7/1/12 @ 100, 5.75%, 7/1/41	1,350	1,487,255
Puerto Rico Commonwealth, Public Improvements, Ser A, GO, INS: MBIA-IBC, 5.25%, 7/1/21	1,000	1,013,430
Puerto Rico Electric Power Authority, Refunding, Ser SS, RB, INS: MBIA, 5.00%, 7/1/19	1,000	1,015,530
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Par (000)/
	Shares	Value
MUNICIPAL BONDS — Continued
Puerto Rico — Continued
Puerto Rico Public Buildings Authority, Government Facilities, Ser I, RB, Prerefunded 7/1/14 @ 100, INS: Commonwealth GTD, 5.50%, 7/1/14	$1,000	$1,110,080

		4,626,295

TOTAL MUNICIPAL BONDS (Cost $54,026,412)		54,650,581

MONEY MARKET FUND — 3.2%
Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	1,845,165	1,845,165

TOTAL MONEY MARKET FUND (Cost $1,845,165)		1,845,165

TOTAL INVESTMENTS IN SECURITIES — 97.0% (Cost $55,871,577)(b)		56,495,746
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%		1,771,508

NET ASSETS — 100.0%		$58,267,254

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(b)	Aggregate cost for Federal income tax purposes is $55,871,577. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,027,954
Excess of tax cost over value	$(403,785)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Assets - Investments in Securities Valuation Inputs	Value
Level 1 – Quoted Prices	$1,845,165
Level 2 – Other Significant Observable Inputs	54,650,581
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$54,495,746

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	000)	Value
MUNICIPAL BONDS — 100.2%
Alaska — 1.5%
Valdez Marine Terminal, RB, VRBD, BP Pipelines, Inc., Ser B, 2.50%, 7/1/37(a)	$1,000	$1,000,000
Arizona — 5.5%
Arizona School Facilities Board Revenue, State School Improvement, RB, Prerefunded 7/1/11 @ 100, 5.50%, 7/1/12	1,395	1,512,780
Arizona State Transportation Board Highway Revenue, RB, 5.25%, 7/1/13	1,000	1,067,180
University of Arizona, University Revenue, RB, Refunding System, INS: FSA, 5.25%, 6/1/09	1,050	1,077,329

		3,657,289

California — 3.2%
California State Economic Recovery, Ser A, GO, 5.00%, 7/1/11	1,000	1,071,140
California State, Variable Purpose, GO, 5.00%, 3/1/12	1,000	1,071,320

		2,142,460

Colorado — 1.6%
Regional Transportation District, Sales Tax Revenue, Ser B, RB, INS: AMBAC, 5.25%, 11/1/11	1,000	1,079,190

Florida — 9.8%
Canaveral Port Authority Revenue, Unrefunded Balance, Refunding Port Improvement, Ser B, RB, INS: FGIC, 5.70%, 6/1/13	280	280,437
Citizens Property Insurance Corporation, Senior Secured High Risk Notes, Ser A-2, RN, INS: GO of Corporation, 4.50%, 6/1/09	1,000	1,009,080
Florida State Division of Bond Finance Department General Services Revenues, Environmental Protection- Preservation, Ser 2000-B, RB, INS: FSA, 5.25%, 7/1/13	1,810	1,830,381
Highlands County Florida Health Facilities Authority Revenue, Hospital- Adventist/Sunbelt, Ser A, RB, Prerefunded 11/15/11 @ 101, 6.00%, 11/15/31	1,300	1,434,420
St. Lucie County Florida Public Improvement Revenue, 800 Mhz Radio System, Ser A, RB, ETM, INS: MBIA, 5.50%, 4/1/10	685	707,543
Sunshine Florida, Ser 2000-A, TECP, 7.50%, 9/15/08	1,300	1,300,000

		6,561,861

Georgia — 1.7%
Gwinnett County School District, GO, 5.00%, 2/1/17	1,000	1,111,490

Hawaii — 2.2%
Hawaii State, Ser DE, GO, INS: MBIA, 5.00%, 10/1/12	1,340	1,455,454

Illinois — 2.4%
Chicago Park District, Limited Tax, Ser C, GO, Prerefunded 7/1/11 @ 100, INS: FGIC, 5.50%, 1/1/20	1,500	1,624,515

Kansas — 1.5%
Olathe Health Facilities Revenue, Olathe Medical Center, Ser A, RB, 4.13%, 9/1/37(a)	1,000	1,004,030

Louisiana — 1.5%
Louisiana Public Facilities Authority, Hospital Revenue, Franciscan, Ser D, RB, VRDB, LOC: JPMorgan Chase Bank, 2.30%, 7/1/28(a)	1,000	1,000,000

Maryland — 4.8%
Anne Arundel County, Refunding, Consolidated Water & Sewer, GO, 5.00%, 3/1/14	1,000	1,101,630
Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue, Ser A, RB, 5.00%, 3/1/14	1,000	1,098,440
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Prince Georges County, Refunding Consolidated Public Improvement, GO, INS: FSA, 5.50%, 5/15/09	$1,000	$1,026,840

		3,226,910

Massachusetts — 3.0%
Massachusetts State, Consolidated Loan, Ser B, GO, VRBD, SPA: Bank of America, 2.55%, 3/1/26(a)	900	900,000
Massachusetts State, Consolidated Loan, Ser E, GO, Prerefunded 11/1/16 @ 100, INS: AMBAC, 5.00%, 11/1/24	1,000	1,119,920

		2,019,920

Michigan — 5.9%
Detroit, Ser A, GO, INS: XLCA, 5.25%, 4/1/18	1,000	1,010,480
Michigan State Building Authority Revenue, Refunding Facilities Program, Ser 1, RB, 5.25%, 10/15/13	1,030	1,051,754
Woodhaven Brownstown School District, GO, Prerefunded 05/1/12 @ 100, INS: Q-SBLF, 5.38%, 5/1/16	1,710	1,871,390

		3,933,624

Minnesota — 3.2%
Minneapolis Health Care Systems Revenue, Allina Health System, Ser A, RB, Prerefunded 11/15/12 @ 100, 6.00%, 11/15/23	1,000	1,122,890
Scott County, Grant Anticipation Notes, GO, 4.00%, 12/1/10	1,000	1,015,490

		2,138,380

Nevada — 3.1%
Nevada State, Refunding, Ser A, GO, 5.00%, 7/1/13	1,080	1,098,317
Reno Sales Tax Revenue, Senior Lien, Reno Project, RB, VRBD, LOC: Bank of New York, 2.55%, 6/1/42(a)	1,000	1,000,000

		2,098,317

New Hampshire — 3.6%
New Hampshire Health & Education Facilities Authority, RB, VRDB, Darthmouth College, SPA: JPMorgan Chase Bank, 2.55%, 6/1/41(a)	2,400	2,400,000

New Jersey — 2.4%
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser B, RB, ETM, INS: MBIA, 6.50%, 6/15/10	1,500	1,615,245

New York — 7.0%
New York City, Ser G, GO
5.00%, 8/1/09	1,130	1,163,143
5.00%, 8/1/11	1,000	1,064,760
Tobacco Settlement Financing Corp., Asset Backed, Ser B, RB, 5.00%, 6/1/12	1,000	1,067,320
Tobacco Settlement Financing Corp., Asset-Backed, Ser A-1, RB, 5.50%, 6/1/16	1,300	1,340,365

		4,635,588

North Carolina — 2.0%
University of North Carolina, University Revenue, Refunding, Ser B, RB, 5.00%, 12/1/11	1,250	1,347,088

Oklahoma — 1.7%
Oklahoma State, Refunding Building, Ser A, GO, INS: FGIC, 5.00%, 7/15/12	1,020	1,103,161

Pennsylvania — 10.0%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Ser A, RB, 5.00%, 9/1/10	1,000	1,038,190
Pennsylvania State Higher Educational Facilties Authority RB, University of Scraton, 5.00%, 5/1/11	1,000	1,049,650
Pennsylvania State Higher Educational Facilities Authority, College & University Revenues, Marywood University Program, RB, Prerefunded 6/1/10 @ 100, INS: MBIA, 5.50%, 6/1/18	1,430	1,514,442
Pennsylvania State, Fourth Ser, GO, 5.00%, 7/1/14	1,800	1,978,902
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Philadelphia Regional Port Authority Lease Revenue, Philadelphia Regional Port, RB, 4.00%, 9/1/13	$1,025	$1,061,111

		6,642,295

Rhode Island — 1.6%
Rhode Island State & Providence Plantations, Refunding Consolidated Capital Development Loan, Ser A, GO, 5.00%, 7/15/13	1,000	1,093,170

South Carolina — 3.9%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Co. Project, 2.60%, 7/1/12(a)	1,000	1,000,000
South Carolina State Public Service Authority Revenue, Ser A, RB, INS: FSA, 5.00%, 1/1/13	1,460	1,586,202

		2,586,202

Tennessee — 3.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board of Revenue, Refunding, Vanderbilt University, Ser A, RB, INS: GO of University, 5.00%, 10/1/11	1,000	1,073,230
Shelby County, Public Improvement, Ser A, GO, 5.00%, 4/1/09	1,000	1,018,910

		2,092,140

Texas — 6.6%
Harris County Health Facilities Development Corp. RB, VRDB, Methodist Hospital System, Ser A-1, 2.25%, 12/1/41(a)	1,000	1,000,000
Houston Health Facilities Development Corp., Retirement Facility Revenue, Buckingham Senior Living Community, Ser A, RB, Prerefunded 2/15/14 @ 101, 7.13%, 2/15/34	1,000	1,205,950
Houston, Ser E, GO, INS: AMBAC, 5.00%, 3/1/15	1,000	1,094,940
Texas State Transportation Commission, First Tier, RB, 5.00%, 4/1/13	1,000	1,089,350

		4,390,240

Virginia — 7.4%
Fairfax County, Ser A, GO, Prerefunded 6/1/10 @ 101, INS: State Aid Withholding, 5.00%, 6/1/19	1,500	1,590,285
Tobacco Settlement Financing Corp. of Virginia, Asset Backed, RB, Prerefunded 6/1/15 @ 100, 5.63%, 6/1/37	1,000	1,116,390
Virginia State, Ser A, GO, 5.00%, 6/1/13	2,000	2,194,960

		4,901,635

TOTAL MUNICIPAL BONDS (Cost $65,726,988)		66,860,204

MONEY MARKET FUND — 0.2%
Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	120,928	120,928

TOTAL MONEY MARKET FUND (Cost $120,928)		120,928

TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost $65,847,916)(b)		66,981,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(265,679)

NET ASSETS — 100.0%		$66,715,453

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(b)	Aggregate cost for Federal income tax purposes is $65,847,916. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,178,751
Excess tax cost over value	$(45,535)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Assets - Investments in Securities Valuation Inputs	Value
Level 1 – Quoted Prices	$120,928
Level 2 – Other Significant Observable Inputs	66,860,204
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$66,981,132

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 98.0%
Alabama — 1.3%
Auburn University, RB, General Fee Revenue, Ser A, INS: MBIA, 5.50%, 6/1/13	$1,000	$1,068,820

Alaska — 2.7%
Alaska State Housing Finance Corp., State Capital Project, Ser B, RB, INS: MBIA, 5.00%, 12/1/18	2,085	2,269,856

Arizona — 4.2%
Arizona Tourism & Sports Authority Tax RB, Multipurpose Stadium Facility, Ser A, INS: MBIA, Prerefunded 7/1/13 @ 100, 5.38%, 7/1/21	2,135	2,375,316
Scottsdale Arizona Municipal Property Corp., Excise Tax RB, Water & Sewer Development Project, Ser A, 5.00%, 7/1/12	1,000	1,084,530

		3,459,846

California — 15.0%
California Health Facilities Financing Authority RB, Catholic Healthcare West Refunding, Mandatory Put 7/1/14 @ 100, Ser I, VRDB, 4.95%, 7/1/26(a)	1,800	1,842,840
California State Economic Recovery, Ser A, GO, 5.00%, 7/1/11	1,250	1,338,925
California State, GO
5.00%, 12/1/15	2,000	2,178,320
5.00%, 10/1/18	3,000	3,194,550
Glendale Unified School District, Ser D, GO, INS: MBIA, 5.25%, 9/1/17	1,500	1,582,680
Golden State Tobacco Securitization Corp., Tobacco Settlement RB, Ser 2003 A1, Prerefunded 6/1/13 @ 100, 6.75%, 6/1/39	2,000	2,313,740

		12,451,055

Florida — 5.3%
Fleming Island Plantation Community Development District, Special Assessment, Ser B, Prerefunded 5/1/10 @ 101, 7.38%, 5/1/31	2,000	2,194,100
Lee County Transportation Facilities, Refunding, Ser A, RB, INS: AMBAC, 5.50%, 10/1/14	1,000	1,060,190
Miami-Dade County Educational Facilities Authority, University of Miami, Ser A, INS: AMBAC, Prerefunded 4/1/14 @ 100, 5.00%, 4/1/22	1,000	1,104,650

		4,358,940

Illinois — 4.6%
Chicago, Refunding, Ser A-2, GO, INS: AMBAC, 6.25%, 1/1/13	1,000	1,132,160
Illinois Educational Facilities Authority Student Housing RB, Educational Advancement Fund, University Center Project, Prerefunded 5/1/12 @ 101, 6.00%, 5/1/22	1,000	1,123,240
Illinois State, First Ser, GO, INS: FSA, 5.50%, 4/1/16	1,450	1,558,736

		3,814,136

Massachusetts — 6.7%
Massachusetts Bay Transportation Authority, General Transportation System, Ser C, GO, INS: FGIC, 5.50%, 3/1/13	3,000	3,327,600
Massachusetts State Water Pollution Abatement Trust Refunding, Pool PG, RB, 5.25%, 8/1/17	1,000	1,131,280
Massachusetts State, Consolidated Loan, Ser E, GO, Prerefunded 11/1/16 @ 100, INS: AMBAC, 5.00%, 11/1/24	1,000	1,119,920

		5,578,800

Michigan — 6.5%
Detroit Sewer Disposal RB, Refunding Second Lien, Ser C, INS: MBIA, 5.00%, 7/1/12	1,000	1,069,480
Michigan State Building Authority RB, Refunding Facilities Program, Ser I, 5.13%, 10/15/20	1,000	1,021,130
Southfield Library Building Authority, Refunding, GO, INS: MBIA, 5.00%, 5/1/17	1,135	1,219,240
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2008
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Michigan — Continued
Warren Consolidated School District, Refunding, GO, INS: Q-SBLF, 5.25%, 5/1/17	$1,930	$2,069,635

		5,379,485

Missouri — 2.6%
Missouri State Health & Educational Facilities Authority, RB, VRDB, Washington Universirty, Ser B, 2.65%, 9/1/30(a)	1,000	1,000,000
Missouri State Highways & Transportation Commission, State Road RB, Second Lien, 5.00%, 5/1/17	1,000	1,108,010

		2,108,010

Nevada — 1.3%
Clark County Passenger Facility Charge, RB, Las Vegas-McCarran International Airport, Ser A, 5.00%, 7/1/12	1,000	1,055,050

New Jersey — 3.9%
New Jersey Economic Development Authority RB, School Facility Construction T1, INS: FSA, 5.00%, 9/1/11	3,000	3,202,380

New York — 11.1%
New York City, Ser H, GO, 5.00%, 8/1/11	1,250	1,330,950
New York State Dormitory Authority, RB, Non State Supported Debt, Residential Institution for Children, INS: SONYMA, 5.00%, 6/1/15	650	706,849
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Project, Ser B, RB 5.25%, 6/15/16	1,350	1,439,802
Unrefunded Balance, Revolving Funds, Ser A, RB 6.00%, 6/15/18	1,775	1,820,973
New York State Thruway Authority, Highway & Bridge Trust Fund, Refunding, Ser C, RB, INS: MBIA, 5.25%, 4/1/11	2,000	2,130,620
Tobacco Settlement Financing Corp., Asset-Backed, Ser A-1, RB, 5.50%, 6/1/16	1,690	1,742,475

		9,171,669

North Carolina — 1.2%
North Carolina Medical Care Commission Health Systems RB, Mission Health Combined Group, 5.00%, 10/1/22	1,000	1,023,400

Ohio — 1.5%
Richland County Hospital Facilities Improvements RB, MedCentral Health, Ser B, Prerefunded 11/15/10 @ 101, 6.38%, 11/15/30	1,165	1,279,030

Pennsylvania — 12.4%
Allegheny County Hospital Development Authority RB, University of Pittsburgh Medical Center, Ser A, 5.00%, 9/1/11	1,000	1,050,380
Chester County, Unrefunded Balance, GO, 5.50%, 11/15/15	2,235	2,395,562
Mifflin County Hospital Authority, RB, INS: Radian, Prerefunded 01/01/11 @ 101, 6.00%, 7/1/15	1,895	2,066,232
Northampton County General Purpose Authority, Lafayette College, RB, 5.00%, 11/1/18	1,575	1,738,564
Pennsylvania Higher Educational Facilties Authority RB, Association of Independent Colleges & Universities, Ser-FF2, INS: Radian 5.00%, 12/15/16	1,425	1,513,507
Philadelphia Hospitals & Higher Educational Facilities Authority Lease RB, Community College of Philadelphia, INS: AMBAC Prerefunded 11/1/11 @ 100, 5.50%, 5/1/15	1,350	1,476,940

		10,241,185

South Carolina — 6.5%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Co. Project, 2.60%, 7/1/12(a)	1,100	1,100,000
Columbia COP, Tourism Development Fee Pledge, INS: AMBAC, 5.25%, 6/1/17	1,895	2,024,106
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2008
(Unaudited)

	Par (000)/
	Shares	Value
MUNICIPAL BONDS — Continued
South Carolina — Continued
Lexington County Health Services District Inc. Hospital, RB, Prerefunded 05/01/14 @ 100, 5.50%, 5/1/32	$2,000	$2,252,800

		5,376,906

Texas — 7.8%
Austin Independent School District, Refunding, GO, INS: PSF-GTD, 5.00%, 8/1/16	2,500	2,766,125
Harris County, Unrefunded Balance, GO, 5.38%, 10/1/16	1,465	1,552,724
North Texas Municipal Water District, Regional Waste Water, RB, 5.00%, 6/1/19	1,000	1,078,290
North Texas Thruway Authority RB, Refunding System, First Tier, Ser A, 6.00%, 1/1/20	1,000	1,077,590

		6,474,729

Washington — 2.7%
Energy Northwest Washington Electric RB, Refunding Columbia Generating, Ser A, 5.50%, 7/1/15	2,000	2,249,920

Wisconsin — 0.7%
Wisconsin State Transportation, RB, Ser A, 5.00%, 7/1/18	500	549,220

TOTAL MUNICIPAL BONDS (Cost $79,760,110)		81,112,437

MONEY MARKET FUND — 0.3%
Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	231,280	231,280

TOTAL MONEY MARKET FUND (Cost $231,280)		231,280

TOTAL INVESTMENTS IN SECURITIES — 98.3% (Cost $79,991,390)(b)		81,343,717
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		1,420,789

NET ASSETS — 100.0%		$82,764,506

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2008.

(b)	Aggregate cost for Federal income tax purposes is $79,991,390. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,501,814
Excess of tax cost over value	$(149,487)
Summary of inputs used to value the Fund’s net assets as of August 31, 2008 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Market
Assets - Investments in Securities Valuation Inputs	Value
Level 1 – Quoted Prices	$231,280
Level 2 – Other Significant Observable Inputs	81,112,437
Level 3 – Significant Unobservable Inputs	—

Total Assets — Investments in Securities	$81,343,717

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INVESTMENT ABBREVIATIONS

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PLN	Poland Zlotych
SGD	Singapore Dollar
USD	U.S. Dollar

Other Abbreviations:
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Insurance Corp.
BAN	Bond Anticipation Note
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETF	Exchange Traded Fund
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Federal Security Assurance
GDR	Global Depository Receipt
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Agency
INS	Insured
LLC	Limited Liability Co.
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificate
PLC	Public Liability Co.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
Ser	Series
SONYMA	State of New York Mortgage Agency
SP ADR	Sponsored ADR
SPA	Standby Purchase Agreement
TA	Tax Allocation
TECP	Tax-Exempt Commercial Paper
VRDB	Variable Rate Demand Bond
XLCA	XL Capital Assurance

PNC Funds, Inc.
Notes to Schedule of Portfolio Investments
August 31, 2008
(Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES
PNC Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. Effective September 28, 2007, Mercantile Funds, Inc. changed its name to PNC Funds, Inc. The Articles of Incorporation of the Company, as amended, authorize the Board of Directors to issue up to thirty billion shares, having a par value of $0.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, each a “Fund”).
The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments.
A)	Security Valuation: Investment securities held by the Money Market Funds are valued under an amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange, including securities traded over-the-counter, are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at fair value in accordance with procedures established by the Board of Directors. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, International Equity Fund utilizes data furnished by an independent pricing service. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of June 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 is included with each Funds’ Schedule of Investments.

PNC Funds, Inc.
Notes to Schedule of Portfolio Investments
August 31, 2008
(Unaudited) (continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
B)	Security Transactions: Security transactions are accounted for on the trade date of financial reporting dates.

C)	Repurchase Agreements: Each Fund, except Tax-Exempt Money Market Fund, Tax-Exempt Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund, may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value greater than or equal to 102% of the repurchase agreement.

D)	Foreign Securities: Investing in foreign securities is subject to certain risks such as currency exchange rate volatility, possible political, social, or economic instability, foreign taxation and/or differences in auditing and other financial standards.

E)	Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities at the rate of exchange prevailing on the dates of such transactions.

F)	Forward Foreign Currency Exchange Contracts: International Equity Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and/or to gain exposure to a country’s currency in a situation where the Fund’s equity holdings are underweight relative to the benchmark. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently.

G)	Forward Interest Rate Swap Contracts: The Bond Funds may enter into forward interest rate swap contracts in order to hedge their exposure to changes in interest rates on their debt portfolio holdings. All commitments are marked- to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently.

H)	Interest Rate Swap Agreements: The Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

I)	Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch (“Credit Suisse”), each Fund except Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is typically invested in certain high quality, liquid investments. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. The Company has the right under the securities lending agreement to recover the loaned securities from the borrower on demand.

PNC Funds, Inc.
Notes to Schedule of Portfolio Investments
August 31, 2008
(Unaudited) (continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
At August 31, 2008, the cash collateral received by the Money Market Funds partcipating in the securities lending program was pooled and invested in the securities listed below.

	Money Market
	Funds’Pool
Security	Par	Value
American General Financial Corp., 2.52%*, 09/12/08	$3,676,488	$3,676,488
Anglo Irish Bank Corp., 2.50%*, 09/05/08	7,352,976	7,352,976
BCP Finance Bank, 2.51%*, 09/02/08	7,352,976	7,352,976
Natixis, 2.48%*, 09/12/08	7,352,976	7,352,958
Lehman Brothers, Inc. Repurchase Agreement (dated 08/29/08 to be repurchased at $34,065,987 collateralized by $59,535,000 (Value $34,745,817) Sovereign Agency Security interest rate 0.00%, due 07/15/20) 2.10%, 09/02/08	34,064,000	34,064,000

Total	$59,799,416	$59,799,398

*	Floating rate security. Rate disclosed is as of August 31, 2008.
At August 31, 2008, the cash collateral received by the Equity and Bond Funds partcipating in the securities lending program was pooled and invested in the securities listed below.

	Equity and Bond’s
	Funds’ Pool
Security	Par	Value
American General Financial Corp., 2.52%*, 09/12/08	$6,323,512	$6,323,512
Anglo Irish Bank Corp., 2.50%*, 09/05/08	12,647,024	12,647,024
BCP Finance Bank 2.51%* 09/02/08	12,647,024	12,647,024
Atlantic East Funding LLC, 2.82%, 03/25/09**	7,260,553	7,157,572
Natixis, 2.48%*, 09/12/08	12,647,024	12,646,990
Barclays Capital Markets Repurchase Agreement (dated 08/29/08 to be repurchased at $105,610,190 collateralized by $108,794,000 (Value $107,716,939) U.S, Government Agency Security, interest rate 0.00%, due 01/05/09) 2.11%, 09/02/08	105,604,000	105,604,000

Total	$157,129,137	$157,026,122

*	Floating rate security. Rate disclosed is as of August 31, 2008.

**	Atlantic East Funding LLC (“Atlantic East”), currently held in the joint cash collateral account for the Equity and Bond Funds participating in the securities lending program, was formed as a result of the restructuring on March 25, 2008 of KKR Atlantic Funding (the “Trust”), which was previously held in the joint cash collateral account for all the Funds participating in the securities lending program. Atlantic East was formed to accept collateral previously held by the Trust and to issue new notes to existing investors in the Trust. Atlantic East has an initial maturity of March 25, 2009 and each note-holder has the option to extend for an additional year at maturity or receive a pro-rata distribution of the underlying collateral. Principal and interest collections on the underlying collateral are being distributed monthly.

The Trust was collateralized with a portfolio of AAA-rated private label residential mortgage-backed securities. Investor concerns about subprime risk and conditions in the housing market led to a deterioration in the market value of the underlying collateral and, as a result, the Trust violated an over-collateralization trigger. On October 15, 2007, the Trust was restructured and extended with 50% of the holdings maturing on February 15, 2008 and March 13, 2008, respectively. KKR Financial and the Trust note-holders began negotiations in early February and entered into a series of standstill agreements to defer payment on the maturities scheduled for February 15, 2008 and March 13, 2008. On March 25, 2008, certain noteholders, including the Company, and KKR Financial agreed to a settlement and restructuring which resulted in the formation of Atlantic East.

PNC Funds, Inc.
Notes to Schedule of Portfolio Investments
August 31, 2008
(Unaudited) (continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
J)	In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K)	In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.
2. AFFILIATED ISSUERS
Investments in companies considered to be affiliates of each Fund (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940, as amended) are as follows:

		# Shares			# Shares
		Held at			Held at	Value
		Start	Gross	Gross	End	at End	Investment
Fund	Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income
Growth & Income Fund	PNC Government Money Market Fund	—	6,398,405	(6,324,922)	73,483	$73,483	$1,608
Equity Income Fund	PNC Government Money Market Fund	—	494,207	(494,191)	16	16	25
Equity Growth Fund	PNC Government Money Market Fund	—	1,351,014	(1,225,260)	125,754	125,754	178
Diversified Real Estate	PNC Government Money Market Fund	—	562,210	(562,142)	68	68	68
Limited Maturity Bond Fund	PNC Government Money Market Fund	1,919,963	14,455,833	(16,053,297)	322,499	322,499	5,079
Total Return Bond Fund	PNC Government Money Market Fund	1,718,153	20,161,799	(21,491,861)	388,091	388,091	5,750

	Total Affiliated Issuers				909,911	$909,911	$12,708

PNC Funds, Inc.
Notes to Schedule of Portfolio Investments
August 31, 2008
(Unaudited) (concluded)
3. SUBSEQUENT EVENTS
A)	On October 1, 2008, the Board of Directors of the Company approved the participation by Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, any shares held by investors in these Funds as of the close of business September 19, 2008 are insured against loss under the Program, subject to the terms of Treasury’s Guarantee Agreement, in the event a Fund liquidates its holdings and the per share value at the time of liquidation is less than $1 per share. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program.

Participation in the Program requires each Fund pay a premium in the amount of 0.01% based on the net asset value of each Fund as of September 19, 2008. This premium is an expense borne by each Fund over the three-month effective period without regard to any expense limitation currently in effect for the Funds. The Program is effective until December 18, 2008, unless the Secretary of the Treasury continues the Program beyond its current three-month term through the close of business on September 18, 2009. There is no assurance that the Program will be continued, or that the Funds will elect to participate if the Program is continued.

B)	On September 24, 2008 PNC Bank, National Association (“PNC Bank”) issued an irrevocable standby letter of credit and provided by The PNC Financial Services Group, Inc. (“PNC”) for the benefit of the Prime Money Market Fund. PNC Capital Advisors, Inc. (“PNC Capital”), the Company’s investment adviser and administrator, is a wholly owned subsidiary of PNC Bank, which is a wholly owned subsidiary of PNC. The Fund may rely on the letter of credit to maintain a net asset value of $1.00 per share consistent with Rule 2a-7 of the 1940 Act. The letter of credit is issued at no cost to the Fund and PNC has agreed to bear all expenses. The letter of credit expires December 24, 2008, provided however; the letter of credit automatically renews for 90 day periods unless otherwise PNC Bank notifies the Fund at least 30 days prior to the then current expiration date.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) PNC Funds, Inc.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)
Date October 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)
Date October 29, 2008

By (Signature and Title)*	/s/ Jennifer E. Spratley

Jennifer E. Spratley, Treasurer and Principal Financial Officer (principal financial officer)
Date October 29, 2008

*	Print the name and title of each signing officer under his or her signature.